UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			    Washington,  D.C.     20549


				      FORM N-Q

		   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 333-135544
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                        RS Variable Products Trust
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


               		   388 Market Street
	               San Francisco, CA 94111
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          (Address of principal executive offices)   (Zip code)


     			      Terry R. Otton
                           c/o RS Investments
		           388 Market Street
	               San Francisco, CA 94111
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	(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 766-3863
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2007
-----------------------------------------------------------------------

ITEM 1. Schedule of Investments.

RS Core Equity VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                    Value
----------------------------------------------------------------
Common Stocks - 99.9%
Aerospace and Defense - 3.5%
  234,900       Boeing Co.                     $      20,884,959
  211,400       General Dynamics Corp.                16,150,960

                                                      37,035,919

Airlines - 0.8%
  286,950       AMR Corp.*                             8,737,628

Biotechnology - 3.5%
  294,200       Celgene Corp.*                        15,433,732
  286,400       Gilead Sciences, Inc.*                21,909,600

                                                      37,343,332

Capital Markets - 4.5%
  141,200       Goldman Sachs Group, Inc.             29,176,156
  196,200       Legg Mason, Inc.                      18,484,002

                                                      47,660,158

Chemicals - 0.7%
  134,100       Rohm & Haas Co.                        6,935,652

Commercial Banks - 1.1%
  157,900       PNC Financial Svcs. Group, Inc.       11,364,063

Commercial Services and Supplies - 1.0%
  306,500       Waste Management, Inc.                10,546,665

Communications Equipment - 6.0%
  855,100       Corning, Inc.*                        19,444,974
  939,400       Nokia Corp. ADR                       21,531,048
  521,600       QUALCOMM, Inc.                        22,251,456

                                                      63,227,478

Computers and Peripherals - 5.3%
  439,600       Apple Computer, Inc.*                 40,843,236
1,043,700       EMC Corp.*                            14,455,245

                                                      55,298,481

Construction and Engineering - 0.9%
  489,560       KBR, Inc.*                             9,962,546

Consumer Finance - 1.7%
  399,300       Americredit Corp*                      9,127,998
  202,900       SLM Corp.                              8,298,610

                                                      17,426,608

Diversified Financial Services - 7.2%
  806,200       J.P. Morgan Chase & Co.               39,003,956
  346,300       MasterCard, Inc. - Class A            36,790,912

                                                      75,794,868

Diversified Telecommunication Services - 3.6%
  951,936       AT&T, Inc.                            37,534,836

Electronic Equipment and Instruments - 0.8%
  410,700       Jabil Circuit, Inc.                    8,793,087

Energy Equipment and Services - 5.8%
  932,400       Halliburton Co.                       29,594,376
  385,300       Transocean, Inc.*                     31,479,010

                                                      61,073,386

Food and Staples Retailing - 1.0%
  226,100       Wal-Mart Stores, Inc.                 10,615,395

Shares                                                    Value
----------------------------------------------------------------
Food Products - 3.1%
  271,100       Campbell Soup Co.              $      10,559,345
  382,000       General Mills, Inc.                   22,240,040

                                                      32,799,385

Gas Utilities - 2.0%
  647,400       Enterprise Products Partners LP       20,587,320

Health Care Providers and Services - 3.2%
  210,400       Medco Health Solutions, Inc.*         15,260,312
  342,300       UnitedHealth Group, Inc.              18,131,631

                                                      33,391,943

Hotels, Restaurants and Leisure - 2.2%
  513,800       McDonald's Corp.                      23,146,690

Household Durables - 1.4%
  481,600       Newell Rubbermaid, Inc.               14,972,944

Independent Power Producers and Energy Traders - 2.8%
1,385,300       AES Corp.*                            29,811,656

Industrial Conglomerates - 3.6%
  617,600       General Electric Co.                  21,838,336
  495,300       Tyco Int'l. Ltd.                      15,626,715

                                                      37,465,051

Information Technology Services - 3.5%
  653,400       Accenture Ltd. - Class A              25,182,036
  158,834       Fidelity Nat'l. Information Svcs.,
                 Inc.                                  7,220,594
  196,900       Western Union Co.                      4,321,955

                                                      36,724,585

Insurance - 5.4%
  749,800       Aon Corp.                             28,462,408
  309,541       Fidelity Nat'l. Financial - Class A    7,432,079
  160,100       Genworth Financial, Inc. - Class A     5,593,894
  458,300       W. R. Berkley Corp.                   15,178,896

                                                      56,667,277

Internet Software and Services - 2.7%
  445,200       eBay, Inc.*                           14,758,380
   30,400       Google, Inc. - Class A*               13,928,064

                                                      28,686,444

Machinery - 1.8%
  284,600       Caterpillar, Inc.                     19,076,738

Media - 1.5%
  540,200       Grupo Televisa S.A. ADR               16,097,960

Multiline Retail - 1.6%
  372,500       Federated Department Stores, Inc.     16,781,125

Oil, Gas and Consumable Fuels - 4.2%
  323,700       Chevron Corp.                         23,940,852
  154,300       Devon Energy Corp.                    10,680,646
  156,800       Noble Energy, Inc.                     9,353,120

                                                      43,974,618

Pharmaceuticals - 5.4%
  553,600       Abbott Laboratories                   30,890,880
  522,700       Wyeth                                 26,150,681

                                                      57,041,561

Shares                                                    Value
----------------------------------------------------------------
Road and Rail - 1.0%
  126,400       Burlington Northern Santa Fe
                  Corp.                        $      10,166,352

Specialty Retail - 1.3%
  441,000       Lowe's Cos., Inc.                     13,887,090

Thrifts and Mortgage Finance - 1.5%
  270,800       Federal Home Loan Mortgage Corp.      16,109,892

Tobacco - 3.1%
  371,000       Altria Group, Inc.                    32,577,510

Wireless Telecommunication Services - 1.2%
  260,400       America Movil SAB de C.V. ADR         12,444,516

                Total Common Stocks                1,051,760,759
                (Cost $895,812,832)

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
       15       RS Core Equity Fund, Class A   $             581
       59       RS Emerging Growth Fund,
                   Class A                                 2,110
      173       RS Global Natural Resources Fund,
                   Class A                                 5,727
      132       RS Growth Fund, Class A                    2,035
      377       RS Investors Fund, Class A                 4,525
      115       RS Midcap Opportunities Fund,
                   Class A                                 1,707
       33       RS Partners Fund, Class A                  1,212
       60       RS Smaller Company Growth Fund,
                   Class A                                 1,273
       42       RS Value Fund, Class A                     1,216
                Total Other Investments - For Trustee
                 Deferred Compensation Plan
                (Cost $20,109)                            20,386

Short-Term Investment - 0.2%
                Federated Prime Obligations
                 Fund(2)                          $    1,816,724
                (Cost $1,816,724)

Total Investments - 100.1%                         1,053,597,869
   (Cost $897,649,665)
Liabilities in Excess of Cash, Receivables
    and Other Assets - (0.1)%                           -779,326

Net Assets - 100%                              $   1,052,818,543

*  Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2)  Money Market Fund registered under the Investment Company Act of 1940.

Glossary:
             ADR - American Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $  176,884,072
Gross unrealized depreciation .................    (20,957,633)
                                                ---------------
Net unrealized appreciation ................... $  155,926,439
                                                     =========
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Small Cap Core Equity VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                          Value
----------------------------------------------------------------------
Common Stocks - 98.9%
Aerospace and Defense - 3.3%
    122,500   AAR Corp.*                              $      3,376,100
    145,800   BE Aerospace, Inc.*                            4,621,860

                                                             7,997,960

Air Freight and Logistics - 1.2%
    109,200   Pacer Int'l., Inc.                             2,941,848

Airlines - 1.5%
    136,500   Skywest, Inc.                                  3,662,295

Biotechnology - 1.4%
     15,500   Digene Corp.*                                    657,355
    110,300   Keryx Biopharmaceuticals, Inc.*                1,160,356
     72,500   Progenics Pharmaceuticals, Inc.*               1,716,800

                                                             3,534,511

Capital Markets - 1.4%
     84,100   Investment Technology Group, Inc.*             3,296,720

Chemicals - 1.0%
     41,600   Cytec Inds., Inc.                              2,339,584

Commercial Banks - 4.0%
    113,000   Center Financial Corp.                         2,234,010
     86,600   East West Bancorp, Inc.                        3,184,282
     63,700   PrivateBancorp, Inc.                           2,328,872
     20,100   Seacoast Banking Corp. of Florida                455,667
     51,200   Signature Bank Corp.*                          1,666,048

                                                             9,868,879

Commercial Services and Supplies - 3.3%
     96,600   Administaff, Inc.                              3,400,320
    123,200   Korn/Ferry Int'l.*                             2,826,208
    126,400   LECG Corp.*                                    1,830,272

                                                             8,056,800

Communications Equipment - 2.4%
     49,200   Atheros Comms., Inc.*                          1,177,356
     91,900   Blue Coat Systems, Inc.*                       3,375,487
     91,600   Foundry Networks, Inc.*                        1,243,012

                                                             5,795,855

Computers and Peripherals - 0.8%
    107,800   Rackable Systems, Inc.*                        1,829,366

Diversified Financial Services - 6.1%
     27,800   Affiliated Managers Group, Inc.*               3,012,130
    101,255   Apollo Investment Corp.                        2,166,857
     69,500   Genesis Lease Ltd. ADS*                        1,817,425
    131,150   HFF, Inc. - Class A*                           1,967,250
    123,100   Int'l. Securities Exchange
              Hldgs., Inc. - Class A                         6,007,280

                                                            14,970,942

Diversified Telecommunication Services - 1.8%
     97,900   NeuStar, Inc. - Class A*                       2,784,276
    148,000   PAETEC Hldg. Corp.*                            1,551,040

                                                             4,335,316

Energy Equipment and Services - 4.5%
     88,600   Teekay LNG Partners LP                         3,305,666

Shares                                                          Value
----------------------------------------------------------------------
    309,300   TETRA Technologies, Inc.*               $      7,642,803

                                                            10,948,469

Food Products - 3.1%
    128,300   Flowers Foods, Inc.                            3,870,811
    118,800   Reddy Ice Hldgs., Inc.                         3,585,384

                                                             7,456,195

Health Care Equipment and Supplies - 8.9%
    117,000   American Medical Systems Hldgs., Inc.*         2,476,890
     42,000   DJ Orthopedics, Inc.*                          1,591,800
     39,000   Hologic, Inc.*                                 2,247,960
    111,200   Immucor, Inc.*                                 3,272,616
     77,800   Kensey Nash Corp.*                             2,372,900
     90,100   Mentor Corp.                                   4,144,600
    124,700   NuVasive, Inc.*                                2,961,625
     97,500   SonoSite, Inc.*                                2,755,350

                                                            21,823,741

Health Care Providers and Services - 4.9%
     60,666   Amedisys, Inc.*                                1,967,399
     45,600   Pediatrix Medical Group, Inc.*                 2,601,936
    147,800   Psychiatric Solutions, Inc.*                   5,957,818
     40,170   Vital Images, Inc.*                            1,336,054

                                                            11,863,207

Hotels, Restaurants and Leisure - 5.0%
     29,000   Chipotle Mexican Grill, Inc. - Class A*        1,800,900
     20,600   Chipotle Mexican Grill, Inc. - Class B*        1,182,440
     65,500   Domino's Pizza, Inc.                           2,126,785
     85,600   Orient-Express Hotels Ltd. - Class A           5,120,592
     78,000   The Cheesecake Factory, Inc.*                  2,078,700

                                                            12,309,417

Household Durables - 0.7%
     67,000   Hovnanian Enterprises, Inc. - Class A*         1,685,720

Information Technology Services - 1.2%
     63,400   CACI Int'l., Inc. - Class A*                   2,970,924

Insurance - 3.0%
     60,340   Employers Hldgs., Inc.*                        1,208,007
     67,600   Endurance Specialty Hldgs. Ltd.                2,416,024
     78,500   Hanover Insurance Group, Inc.                  3,620,420

                                                             7,244,451

Internet and Catalog Retail - 0.9%
    129,170   FTD Group, Inc.                                2,135,180

Internet Software and Services - 1.7%
    115,400   LivePerson, Inc.*                                909,352
    267,481   TheStreet.com, Inc.                            3,276,642

                                                             4,185,994

Leisure Equipment and Products - 0.5%
     34,600   Pool Corp.                                     1,238,680

Machinery - 1.7%
    122,000   Gardner Denver, Inc.*                          4,251,700

Shares                                                          Value
----------------------------------------------------------------------
Metals and Mining - 2.1%
    111,800   Century Aluminum Co.*                   $      5,241,184

Multiline Retail - 1.2%
     52,500   Bon-Ton Stores, Inc.                           2,952,600

Oil and Gas - 4.4%
     94,500   Bill Barrett Corp.*                            3,062,745
    284,300   Geomet, Inc.*                                  2,507,526
    176,270   Targa Resources Partners LP*                   5,113,593

                                                            10,683,864

Real Estate - 6.9%
    229,300   Ashford Hospitality Trust, Inc.                2,737,842
    129,000   DiamondRock Hospitality Co.                    2,451,000
    168,600   Digital Realty Trust, Inc.                     6,727,140
     53,280   Healthcare Realty Trust, Inc.                  1,987,344
     69,900   Tanger Factory Outlet Centers, Inc.            2,823,261

                                                            16,726,587

Semiconductors and Semiconductor Equipment - 5.3%
    133,700   NetLogic Microsystems, Inc.*                   3,559,094
    378,300   Trident Microsystems, Inc.*                    7,588,698
     34,600   Varian Semiconductor
              Equipment Assoc., Inc.*                        1,846,948

                                                            12,994,740

Software - 7.2%
    121,200   Ansoft Corp.*                                  3,834,768
    106,200   Blackboard, Inc.*                              3,571,506
     71,600   Concur Technologies, Inc.*                     1,250,136
     44,700   FactSet Research Systems, Inc.                 2,809,395
    369,700   Informatica Corp.*                             4,965,071
     64,100   Parametric Technology Corp.*                   1,223,669

                                                            17,654,545

Specialty Retail - 5.3%
    219,400   bebe stores, Inc.                              3,813,172
     89,400   Heelys, Inc.*                                  2,622,996
    183,200   Pacific Sunwear of California, Inc.*           3,816,056
     54,700   The Men's Wearhouse, Inc.                      2,573,635

                                                            12,825,859

Textiles, Apparel and Luxury Goods - 1.3%
    126,600   Carter's, Inc.*                                3,208,044

Thrifts and Mortgage Finance - 0.9%
     37,600   IBERIABANK Corp.                               2,092,816

              Total Common Stocks                          241,123,993
              (Cost $211,412,997)

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
          3   RS Core Equity Fund, Class A            $            131
         13   RS Emerging Growth Fund, Class A                     474
         39   RS Global Natural Resources Fund,
              Class A                                            1,286
         30   RS Growth Fund, Class A                              457
         85   RS Investors Fund, Class A                         1,016
         26   RS Midcap Opportunities Fund, Class A                384

Shares                                                          Value
----------------------------------------------------------------------
          7   RS Partners Fund, Class A               $            272
         13   RS Smaller Company Growth Fund,
              Class A                                              286
          9   RS Value Fund, Class A                               273

              Total Other Investments - For
              Trustee Deferred Compensation Plan                 4,579
              (Cost $4,517)

Short-Term Investment - 1.0%
              Federated Prime Obligations Fund(2)     $      2,388,998
              (Cost $2,388,998)

Total Investments - 99.9%                                  243,517,570
(Cost $213,806,512)
Cash, Receivables, and Other
Assets Less Liabilities - 0.1%                                 317,964

Net Assets - 100%                                     $    243,835,534

*  Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2)  Money Market Fund registered under the Investment Company Act of 1940.


Glossary:
ADS - American Depositary Share

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    33,394,392
Gross unrealized depreciation .................      (4,089,797)
                                                ----------------
Net unrealized appreciation ................... $    29,304,595
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Large Cap Value VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                 Value
-------------------------------------------------------------

Common Stocks - 96.4%
Aerospace and Defense - 2.0%                     $    494,802
   5,100  Lockheed Martin Corp.                       905,484
  12,200  Northrop Grumman Corp.

                                                     1,400,286

Air Freight and Logistics - 1.5%
  10,000  FedEx Corp.                                1,074,300

Auto Components - 3.9%
  12,800  BorgWarner, Inc.                            965,376
  18,700  Johnson Controls, Inc.                     1,769,394

                                                     2,734,770

Automobiles - 0.6%
   6,600  Harley-Davidson, Inc.                       387,750

Beverages - 1.9%
  16,200  Anheuser-Busch Cos., Inc.                   817,452
  22,200  Constellation Brands, Inc. - Class A*       470,196

                                                     1,287,648

Biotechnology - 0.5%
   5,200  Cephalon, Inc.*                             370,292

Building Products - 1.5%
  39,300  Masco Corp.                                1,076,820

Capital Markets - 8.3%
   3,200  Bank of New York, Inc.                      129,760
  37,000  Mellon Financial Corp.                     1,596,180
  40,900  Morgan Stanley                             3,221,284
  14,400  Northern Trust Corp.                        866,016

                                                     5,813,240

Commercial Banks - 9.0%
   5,600  City National Corp.                         412,160
  40,000  Fifth Third Bancorp                        1,547,600
  18,200  PNC Financial Svcs. Group, Inc.            1,309,854
  87,800  Wells Fargo & Co.                          3,022,954

                                                     6,292,568

Diversified Financial Services - 10.4%
  22,258  Bank of America Corp.                      1,135,603
  67,800  Citigroup, Inc.                            3,480,852
  55,200  J.P. Morgan Chase & Co.                    2,670,576

                                                     7,287,031

Diversified Telecommunication Services - 2.8%
  43,900  AT&T, Inc.                                 1,730,977
   3,708  Embarq Corp.                                208,946

                                                     1,939,923

Electric Utilities - 7.2%
  30,100  American Electric Power, Inc.              1,467,375
  27,300  Exelon Corp.                               1,875,783
  30,400  Northeast Utilities                         996,208
  23,900  Pepco Hldgs., Inc.                          693,578

                                                     5,032,944

Energy Equipment and Services - 3.5%
  15,000  ENSCO Int'l., Inc.                          816,000

Shares                                                 Value
-------------------------------------------------------------

  13,700  GlobalSantaFe Corp.                    $    845,016
  24,700  Halliburton Co.                             783,978

                                                     2,444,994

Food and Staples Retailing - 1.6%
  21,300  Costco Wholesale Corp.                     1,146,792

Health Care Providers and Services - 2.2%
  13,500  Medco Health Solutions, Inc.*               979,155
  11,100  UnitedHealth Group, Inc.                    587,967

                                                     1,567,122

Household Durables - 0.9%
   8,300  Fortune Brands, Inc.                        654,206

Industrial Conglomerates - 3.0%
  59,600  General Electric Co.                       2,107,456

Information Technology Services - 1.0%
  18,500  Accenture Ltd. - Class A                    712,990

Insurance - 3.9%
  16,000  Allstate Corp.                              960,960
   8,700  American Int'l. Group, Inc.                 584,814
  12,500  Hartford Financial Svcs. Group, Inc.       1,194,750

                                                     2,740,524

Machinery - 3.3%
  28,700  Illinois Tool Works, Inc.                  1,480,920
  11,600  PACCAR, Inc.                                851,440

                                                     2,332,360

Media - 3.5%
  36,200  News Corp. - Class A                        836,944
  10,200  Omnicom Group, Inc.                        1,044,276
   8,300  R.H. Donnelley Corp.                        588,387

                                                     2,469,607

Multi-Utilities - 1.9%
  22,900  NiSource, Inc.                              559,676
  12,900  Sempra Energy                               787,029

                                                     1,346,705

Oil, Gas and Consumable Fuels - 6.7%
  29,500  Chevron Corp.                              2,181,820
  32,900  Exxon Mobil Corp.                          2,482,305

                                                     4,664,125

Pharmaceuticals - 5.8%
  37,900  Bristol-Myers Squibb Corp.                 1,052,104
   7,800  Johnson & Johnson                           470,028
  25,200  Merck & Co., Inc.                          1,113,084
  28,900  Wyeth                                      1,445,867

                                                     4,081,083

Road and Rail - 2.0%
  17,400  Burlington Northern Santa Fe Corp.         1,399,482

Software - 3.5%
   7,000  McAfee, Inc.*                               203,560
  44,200  Microsoft Corp.                            1,231,854
  57,800  Symantec Corp.*                             999,940

                                                     2,435,354

Shares                                                 Value
-------------------------------------------------------------

Specialty Retail - 1.0%
  18,600  Home Depot, Inc.                       $    683,364

Thrifts and Mortgage Finance - 1.0%
  12,100  Federal Home Loan Mortgage Corp.            719,829

Wireless Telecommunication Services - 2.0%
  74,274  Sprint Nextel Corp.                        1,408,235

          Total Common Stocks
          (Cost $50,276,465)                         67,611,800

Exchange-Traded Fund - 2.4%
  11,800  S&P Depositary Receipts Trust
          Series I
          exp. 12/31/2099
          (Cost $1,555,335)                      $   1,675,600

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
       1  RS Core Equity Fund, Class A           $         38
       4  RS Emerging Growth Fund,
               Class A                                    139
      11  RS Global Natural Resources Fund,
               Class A                                    377
       9  RS Growth Fund, Class A                         134
      25  RS Investors Fund, Class A                      298
       8  RS Midcap Opportunities Fund,
               Class A                                    113
       2  RS Partners Fund, Class A                        80
       4  RS Smaller Company Growth Fund,
               Class A                                     84
       3  RS Value Fund, Class A                           80
          Total Other Investments - For Trustee
           Deferred Compensation Plan
          (Cost $1,325)                                 1,343


Principal
Amount                                                 Value
-------------------------------------------------------------

Repurchase Agreement - 1.3%
$892,000  State Street Bank and Trust Co.
          repurchase agreement,
          dated 3/30/2007, maturity
          value $892,383 at
          5.15%, due 4/2/2007(2)
          (Cost $892,000)                        $     892,000

Total Investments - 100.1%
(Cost $52,725,125)                                  70,180,743
Liabilities in Excess of Cash, Receivables
 and Other Assets - (0.1)%                             -88,417

Net Assets - 100%                                $  70,092,326


*  Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) The repurchase agreement is fully collateralized by $760,000 in U.S. Government Agency, 6.75%, due 3/15/2031, with a value of $915,800.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    17,608,702
Gross unrealized depreciation .................        (318,834)
                                                 --------------
Net unrealized appreciation ................... $    17,289,868
                                                      =========
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Partners VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                             Value
-------------------------------------------------------------------------
Common Stocks - 94.9%
Air Transport - 2.6%
    10,580   Grupo Aeroportuario del Centro
             Norte, S.A.B. de C.V. ADR*              $            286,824
     6,800   Grupo Aeroportuario del Pacifico
             S.A. de C.V. ADR                                     292,400

                                                                  579,224

Aluminum - 2.0%
     9,700   Century Aluminum Co.*                                454,736

Auto Parts - After Market - 1.8%
    19,800   Commercial Vehicle Group, Inc.*                      407,880

Banks - Outside New York City - 3.1%
     5,500   Hancock Holding Co.                                  241,890
     3,900   UMB Financial Corp.                                  147,264
     9,500   Whitney Holding Corp.                                290,510

                                                                  679,664

Cable Television Services - 3.4%
    12,000   Liberty Global Inc. - Class A*                       395,160
    12,100   Liberty Global, Inc. - Series C*                     370,744

                                                                  765,904

Casinos & Gambling - 2.9%
    19,300   Scientific Games Corp. - Class A*                    633,619

Coal - 2.9%
    16,000   Peabody Energy Corp.                                 643,840

Computer Services, Software & Systems - 4.8%
    14,200   Ariba, Inc.*                                         133,480
    27,500   Lawson Software, Inc.*                               222,475
    15,000   Quest Software, Inc.*                                244,050
     7,290   SRA Int'l., Inc. - Class A*                          177,584
    12,500   Websense, Inc.*                                      287,375

                                                                1,064,964

Education Services - 3.1%
    50,800   Corinthian Colleges, Inc.*                           698,500

Electronics - Medical Systems - 0.5%
    14,100   eResearch Technology, Inc.*                          110,826

Electronics - Semi-Conductors/Components - 1.9%
    11,700   Avnet, Inc.*                                         422,838

Entertainment - 1.4%
    27,700   Lions Gate Entertainment Corp.*                      316,334

Financial Data Processing Services & Systems - 2.0%
    16,300   eFunds Corp.*                                        434,558

Financial Information Services - 1.1%
     9,700   Interactive Data Corp.                               240,075

Health Care Facilities - 4.7%
    13,000   Kindred Healthcare, Inc.*                            426,140
    11,400   LCA-Vision, Inc.                                     469,566
     5,000   United Surgical Partners Int'l., Inc.*               154,050

                                                                1,049,756

Health Care Management Services - 0.5%
     2,900   Sierra Health Services, Inc.*                        119,393

Shares                                                             Value
-------------------------------------------------------------------------
Identification Control & Filter Devices - 0.3%
     2,300   Paxar Corp.*                            $             66,010

Insurance - Multi-Line - 5.3%
    17,000   Assured Guaranty Ltd.                                464,440
    15,500   Hanover Insurance Group, Inc.                        714,860

                                                                1,179,300

Insurance - Property & Casualty - 3.0%
    12,110   Employers Hldgs., Inc.*                              242,442
    16,690   OneBeacon Insurance Group Ltd.                       417,250

                                                                  659,692

Investment Management Companies - 0.0%
        90   Affiliated Managers Group, Inc.*                       9,752

Machinery - Oil/ Well Equipment & Services - 4.6%
    62,200   Key Energy Services, Inc.*                         1,016,970

Medical Services - 2.7%
    14,200   Magellan Health Services, Inc.*                      596,400

Metals & Minerals - Miscellaneous - 0.3%
     4,100   Sherritt Int'l. Corp.(1)                              59,094

Oil - Crude Producers - 1.4%
    31,900   Compton Petroleum Corp.*(1)                          321,349

Oil - Integrated International - 1.6%
       760   MGM Energy Corp. *(1)                                  2,864
    20,300   Paramount Resources Ltd. - Class A(1)*               351,667

                                                                  354,531

Real Estate - 3.9%
    20,800   Mi Developments, Inc. - Class A                      777,712
     6,300   Quadra Realty Trust, Inc.*                            82,152

                                                                  859,864

Real Estate Investment Trusts - 6.0%
    18,500   Annaly Capital Management, Inc.                      286,380
    12,600   BioMed Realty Trust, Inc.                            331,380
     2,800   Equity Inns, Inc.                                     45,864
     3,100   FelCor Lodging Trust, Inc.                            80,507
    15,700   KKR Financial Corp.                                  430,651
    18,880   Meruelo Maddux Pptys., Inc.*                         165,200

                                                                1,339,982

Rental & Leasing Services - Consumer - 4.0%
    22,100   Aaron Rents, Inc.                                    584,324
    16,100   Coinmach Service Corp. IDS                           313,306

                                                                  897,630

Restaurants - 4.4%
    56,600   Triarc Cos.,  Inc. - Class B                         972,954

Savings and Loan - 0.9%
     3,700   FirstFed Financial Corp.*                            210,271

Services - Commercial - 9.3%
     7,900   Coinmach Service Corp. - Class A                      83,819
    23,800   Coinstar, Inc.*                                      744,940
    10,100   Copart, Inc.*                                        282,901
    18,200   Corrections Corp. of America*                        961,142

                                                                2,072,802

Shares                                                             Value
-------------------------------------------------------------------------
Steel - 4.7%
     7,300   Allegheny Technologies, Inc.            $            778,837
     2,200   Carpenter Technology Corp.                           265,672

                                                                1,044,509

Textile - Apparel Manufacturers - 2.7%
    23,900   Carter's, Inc.*                                      605,626

Transportation-Miscellaneous - 1.1%
     5,000   Grupo Aeroportuario del
             Sureste SAB de C.V. ADR                              236,100

             Total Common Stocks                               21,124,947
             (Cost $19,478,947)

Other Investments - For Trustee Deferred Compensation Plan(2)- 0.0%
      0++    RS Core Equity Fund, Class A            $                 12
         1   RS Emerging Growth Fund, Class A                          44
         4   RS Global Natural Resources Fund,
             Class A                                                  119
         3   RS Growth Fund, Class A                                   42
         8   RS Investors Fund, Class A                                94
         2   RS Midcap Opportunities Fund, Class A                     36
         1   RS Partners Fund, Class A                                 25
         1   RS Smaller Company Growth Fund,
             Class A                                                   26
         1   RS Value Fund, Class A                                    25

             Total Other Investments - For
             Trustee Deferred Compensation Plan                       423
             (Cost $417)

Principal                                                          Value
Amount
-------------------------------------------------------------------------
Repurchase Agreement - 4.7%
$1,050,000   State Street Bank and Trust Co.         $          1,050,000
             repurchase agreement,
             dated 3/30/07, maturity
             value $1,050,451 at
             5.15%, due 4/2/2007(3)
             (Cost $1,050,000)

Total Investments - 99.6%                                      22,175,370
(Cost $20,529,364)
Cash, Receivables, and Other
Assets Less Liabilities - 0.4%                                     93,844

Net Assets - 100%                                    $         22,269,214

*  Non-income producing security.
++  Rounds to less than 1 share.
(1)  Foreign-denominated security: CAD - Canadian Dollar.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $890,000 in U.S. Government Agency, 6.75%, due 3/15/2031, with a value of $1,072,450. Glossary of Terms:
ADR - American Depositary Receipt.
IDS - Income Deposit Security.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $      2,062,804
Gross unrealized depreciation .................         (428,567)
                                                ----------------
Net unrealized appreciation ................... $      1,634,237
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Asset Allocation VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                 Value
-------------------------------------------------------------
Mutual Fund - 72.0%
Equity -72.0%
3,489,950 RS S&P 500 Index VIP Series*(1)        $   36,365,282
            (Cost $31,660,260)

Principal
Amount                                               Value
-------------------------------------------------------------
U.S. Government Securities - 0.4%
          U.S. Treasury Bills
$205,000  5.007% due 4/26/2007(2)                $    204,287
  20,000  5.005% due 5/10/2007(2)                      19,892
          Total U.S. Government Securities
          (Cost $224,179)                             224,179


Shares                                                 Value
-------------------------------------------------------------
Other Investments - For Trustee Deferred Compensation Plan (3) - 0.0%
       1  RS Core Equity Fund, Class A           $         28
       3  RS Emerging Growth Fund,
             Class A                                      101
       8  RS Global Natural Resources Fund,
             Class A                                      273
       6  RS Growth Fund, Class A                          97
      18  RS Investors Fund, Class A                      216
       6  RS Midcap Opportunities Fund,
             Class A                                       81
       2  RS Partners Fund, Class A                        58
       3  RS Smaller Company Growth Fund,
             Class A                                       61
       2  RS Value Fund, Class A                           58
          Total Other Investments - For Trustee
          Deferred Compensation Plan
          (Cost $960)                                     973

Principal
Amount                                                 Value
-------------------------------------------------------------
Repurchase Agreements - 27.7%
$
$7,000,000Lehman Brothers
          repurchase agreement,
          dated 3/30/2007, maturity
          value $7,003,333 at
          5.20%, due 4/2/2007(4)                 $   7,000,000
6,998,000 State Street Bank and Trust Co.
          repurchase agreement,
          dated 3/30/2007, maturity
          value $7,001,003 at
          5.15%, due 4/2/2007(5)                     6,998,000

          Total Repurchase Agreements
          (Cost $13,998,000)                        13,998,000

Total Investments - 100.1%
(Cost $45,883,399)                                  50,588,434
Liabilities in Excess of Cash, Receivables
 and Other Assets - (0.1)%                             -54,795

Net Assets - 100%                                $  50,533,639

*  RS S&P 500 Index VIP Series schedule of investments are included herein.
(1) Affiliated issuer, as defined under the Investment Company Act of 1940, which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(4) The repurchase agreement is fully collateralized by $6,760,000 in U.S. Government Agency, 6.25%, due 2/1/2011, with a value of $7,140,000.
(5) The repurchase agreement is fully collateralized by $7,010,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $7,141,438.

-------------------------------------------------------------
Number of                               Face Value   Unrealized
Contracts Description       Expiration (Thousands)   Appreciation
Purchased Futures Contracts
      12  S & P 500 Index       Jun-07    $4,294      $41,640
-------------------------------------------------------------

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:


Gross unrealized appreciation ................. $      4,705,035
Gross unrealized depreciation .................               (0)
                                                   --------------
Net unrealized appreciation ................... $      4,705,035
                                                       =========
-------------------------------------------------------------------

Investment in Affiliates

       A summary of AAV transactions in affiliated securities during the three months ended March 31, 2007 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and       March 31,
    Name of Issuer            2006    Additions   Reductions           2007
----------------------------------------------------------------------------
RS S&P 500 Index
VIP Series                3,489,950           -             -      3,489,950

                                        Dividends   Net Realized           Net
                             Value       Included     Gains from      Realized
                          March 31,   In Dividend     Underlying          Gain
    Name of Issuer            2007         Income          Funds      on Sales
----------------------------------------------------------------------------
RS S&P 500 Index
VIP Series             $36,365,282    $    -      $    -         $     -

----------------------------------------------------------------------------

For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS S&P 500 VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                    Value
----------------------------------------------------------------
Common Stocks - 97.7%
Aerospace and Defense - 2.4%
      15,941  Boeing Co.                          $    1,417,314
       8,896  General Dynamics Corp.                     679,654
       2,074  Goodrich Corp.                             106,770
      15,604  Honeywell Int'l., Inc.                     718,720
       2,900  L-3 Comm. Hldgs., Inc.                     253,663
       7,403  Lockheed Martin Corp.                      718,239
       8,930  Northrop Grumman Corp.                     662,785
      10,352  Raytheon Co.                               543,066
       2,736  Rockwell Collins, Inc.                     183,121
      20,200  United Technologies Corp.                1,313,000

                                                       6,596,332

Air Freight and Logistics - 0.9%
       3,400  C. H. Robinson Worldwide, Inc.             162,350
       6,394  FedEx Corp.                                686,907
      22,059  United Parcel Svc., Inc. - Class B       1,546,336

                                                       2,395,593

Airlines - 0.1%
      18,199  Southwest Airlines Co.                     267,525

Auto Components - 0.2%
       2,622  Goodyear Tire & Rubber Co.*                 81,780
       4,088  Johnson Controls, Inc.                     386,807

                                                         468,587

Automobiles - 0.3%
      36,944  Ford Motor Co.                             291,488
      11,434  General Motors Corp.                       350,338
       5,221  Harley-Davidson, Inc.                      306,734

                                                         948,560

Beverages - 2.0%
      14,362  Anheuser-Busch Cos., Inc.                  724,706
       2,046  Brown-Forman Corp. - Class B               134,136
      42,764  Coca-Cola Co.                            2,052,672
       8,124  Coca-Cola Enterprises, Inc.                164,511
       3,500  Constellation Brands, Inc. - Class A*       74,130
       1,841  Molson Coors Brewing Co. - Class B         174,195
       4,264  Pepsi Bottling Group, Inc.                 135,979
      32,671  PepsiCo., Inc.                           2,076,569

                                                       5,536,898

Biotechnology - 1.2%
      23,617  Amgen, Inc.*                             1,319,718
       7,754  Biogen Idec, Inc.*                         344,123
       7,200  Celgene Corp.*                             377,712
       5,005  Genzyme Corp.*                             300,400
       9,200  Gilead Sciences, Inc.*                     703,800
       6,441  MedImmune, Inc.*                           234,388

                                                       3,280,141

Building Products - 0.1%
       3,957  American Standard Cos., Inc.               209,800
       7,420  Masco Corp.                                203,308

                                                         413,108

Shares                                                    Value
----------------------------------------------------------------
Capital Markets - 3.6%
       4,567  Ameriprise Financial, Inc.          $      260,958
      14,970  Bank of New York, Inc.                     607,034
       2,876  Bear Stearns Cos., Inc.                    432,407
      22,577  Charles Schwab Corp.                       412,933
      10,100  E*TRADE Financial Corp.*                   214,322
       1,739  Federated Investors, Inc. - Class B         63,856
       3,987  Franklin Resources, Inc.                   481,749
       8,902  Goldman Sachs Group, Inc.                1,839,420
       6,726  Janus Capital Group, Inc.                  140,641
       2,500  Legg Mason, Inc.                           235,525
      10,848  Lehman Brothers Hldgs., Inc.               760,119
       7,285  Mellon Financial Corp.                     314,275
      18,064  Merrill Lynch & Co., Inc.                1,475,287
      21,983  Morgan Stanley                           1,731,381
       3,863  Northern Trust Corp.                       232,321
       6,370  State Street Corp.                         412,458
       4,316  T. Rowe Price Group, Inc.                  203,672

                                                       9,818,358

Chemicals - 1.5%
       3,869  Air Products & Chemicals, Inc.             286,151
       1,031  Ashland, Inc.                               67,634
      19,542  Dow Chemical Co.                           896,196
      18,905  E.I. Du Pont de Nemours & Co.              934,474
       1,156  Eastman Chemical Co.                        73,210
       4,704  Ecolab, Inc.                               202,272
       1,633  Hercules, Inc.*                             31,909
       1,417  Int'l. Flavors & Fragrances, Inc.           66,911
      11,514  Monsanto Co.                               632,809
       2,995  PPG Inds., Inc.                            210,578
       5,483  Praxair, Inc.                              345,210
       3,888  Rohm & Haas Co.                            201,087
       2,702  Sigma-Aldrich Corp.                        112,187

                                                       4,060,628

Commercial Banks - 4.0%
      10,334  BB&T Corp.                                 423,901
       3,064  Comerica, Inc.                             181,144
       3,500  Commerce Bancorp, Inc.                     116,830
       2,100  Compass Bancshares, Inc.                   144,480
      11,754  Fifth Third Bancorp                        454,762
       2,992  First Horizon Nat'l. Corp.                 124,258
       7,298  Huntington Bancshares, Inc.                159,461
       7,242  KeyCorp                                    271,358
       2,000  M & T Bank Corp.                           231,660
       6,396  Marshall & Ilsley Corp.                    296,199
      13,347  National City Corp.                        497,176
       6,005  PNC Financial Svcs. Group, Inc.            432,180
      15,927  Regions Financial Corp.                    563,338
       7,523  SunTrust Banks, Inc.                       624,710
       5,299  Synovus Financial Corp.                    171,370
      37,797  U.S. Bancorp                             1,321,761
      39,013  Wachovia Corp.                           2,147,665
      69,410  Wells Fargo & Co.                        2,389,786
       1,672  Zions Bancorporation                       141,317

                                                      10,693,356

Shares                                                    Value
----------------------------------------------------------------
Commercial Services and Supplies - 0.6%
       4,913  Allied Waste Inds., Inc.*           $       61,855
       2,079  Avery Dennison Corp.                       133,597
       3,041  Cintas Corp.                               109,780
       2,150  Equifax, Inc.                               78,367
       2,470  Monster Worldwide, Inc.*                   117,004
       8,465  Pitney Bowes, Inc.                         384,226
       4,695  R.R. Donnelley & Sons Co.                  171,790
       2,619  Robert Half Int'l., Inc.                    96,929
      11,422  Waste Management, Inc.                     393,031

                                                       1,546,579

Communications Equipment - 2.6%
       1,701  ADC Telecomm., Inc.*                        28,475
      10,957  Avaya, Inc.*                               129,402
       2,154  Ciena Corp.*                                60,204
     129,463  Cisco Systems, Inc.*                     3,305,191
      30,763  Corning, Inc.*                             699,551
       3,432  JDS Uniphase Corp.*                         52,269
      11,000  Juniper Networks, Inc.*                    216,480
      50,705  Motorola, Inc.                             895,957
      33,468  QUALCOMM, Inc.                           1,427,745
       8,953  Tellabs, Inc.*                              88,635

                                                       6,903,909

Computers and Peripherals - 3.6%
      17,533  Apple Computer, Inc.*                    1,628,991
      47,143  Dell, Inc.*                              1,094,189
      45,971  EMC Corp.*                                 636,698
      55,301  Hewlett Packard Co.                      2,219,782
      30,422  Int'l. Business Machines Corp.           2,867,578
       2,204  Lexmark Int'l. Group, Inc. - Class A*      128,846
       2,932  NCR Corp.*                                 140,062
       8,633  Network Appliance, Inc.*                   315,277
       2,794  QLogic Corp.*                               47,498
       4,800  SanDisk Corp.*                             210,240
      76,632  Sun Microsystems, Inc.*                    460,558

                                                       9,749,719

Construction and Engineering - 0.1%
       2,106  Fluor Corp.                                188,950

Construction Materials - 0.1%
       2,118  Vulcan Materials Co.                       246,705

Consumer Finance - 0.9%
      23,837  American Express Co.                     1,344,407
      11,040  Capital One Financial Corp.                833,079
       7,586  SLM Corp.                                  310,267

                                                       2,487,753

Containers and Packaging - 0.2%
       1,698  Ball Corp.                                  77,853
       2,984  Bemis Co., Inc.                             99,636
       2,370  Pactiv Corp.*                               79,964
       4,710  Sealed Air Corp.                           148,836
       1,604  Temple-Inland, Inc.                         95,823

                                                         502,112

Shares                                                    Value
----------------------------------------------------------------
Distributors - 0.1%
       5,413  Genuine Parts Co.                   $      265,237

Diversified Consumer Services - 0.1%
       2,958  Apollo Group, Inc. - Class A*              129,856
       6,318  H & R Block, Inc.                          132,931

                                                         262,787

Diversified Financial Services - 5.3%
      92,081  Bank of America Corp.                    4,697,972
         700  Chicago Mercantile Exchange Hldgs., Inc    372,722
       4,000  CIT Group, Inc.                            211,680
     101,338  Citigroup, Inc.                          5,202,693
      72,408  J.P. Morgan Chase & Co.                  3,503,099
       4,648  Moody's Corp.                              288,455

                                                      14,276,621

Diversified Telecommunication Services - 3.1%
     131,088  AT&T, Inc.                               5,168,800
       2,122  CenturyTel, Inc.                            95,893
       9,221  Citizens Comm. Co.                         137,854
       2,740  Embarq Corp.                               154,399
      32,677  Qwest Comm. Int'l., Inc.*                  293,766
      60,336  Verizon Comm.                            2,287,941
      10,529  Windstream Corp.                           154,671

                                                       8,293,324

Electric Utilities - 1.8%
       3,880  Allegheny Energy, Inc.*                    190,663
       7,774  American Electric Power, Inc.              378,982
      23,302  Duke Energy Corp.                          472,798
       6,073  Edison Int'l.                              298,366
       4,652  Entergy Corp.                              488,088
      14,956  Exelon Corp.                             1,027,627
       7,451  FirstEnergy Corp.                          493,554
       8,412  FPL Group, Inc.                            514,562
       1,550  Pinnacle West Capital Corp.                 74,788
       6,916  PPL Corp.                                  282,864
       5,078  Progress Energy, Inc.                      256,134
      13,384  Southern Co.                               490,524

                                                       4,968,950

Electrical Equipment - 0.4%
       4,188  Cooper Inds. Ltd. - Class A                188,418
      15,390  Emerson Electric Co.                       663,155
       3,531  Rockwell Automation, Inc.                  211,401

                                                       1,062,974

Electronic Equipment and Instruments - 0.2%
       9,869  Agilent Technologies, Inc.*                332,487
       5,356  Jabil Circuit, Inc.                        114,672
       2,894  Molex, Inc.                                 81,611
       9,102  Sanmina-SCI Corp.*                          32,949
      24,921  Solectron Corp.*                            78,501
       1,335  Tektronix, Inc.                             37,593

                                                         677,813

Energy Equipment and Services - 1.9%
       7,888  B.J. Svcs. Co.                             220,075
       6,815  Baker Hughes, Inc.                         450,676

Shares                                                    Value
----------------------------------------------------------------
       3,100  ENSCO Int'l., Inc.                  $      168,640
      20,590  Halliburton Co.                            653,527
       6,320  Nabors Inds., Inc.*                        187,514
       3,900  National-Oilwell Varco, Inc.*              303,381
       3,207  Noble Corp.                                252,327
       2,114  Rowan Cos., Inc.                            68,641
      24,058  Schlumberger Ltd.                        1,662,408
       4,000  Smith Int'l, Inc.                          192,200
       6,670  Transocean, Inc.*                          544,939
       7,700  Weatherford Int'l. Ltd.*                   347,270

                                                       5,051,598

Food and Staples Retailing - 2.4%
       8,757  Costco Wholesale Corp.                     471,477
      31,888  CVS/Caremark Corp.                       1,088,656
      16,796  Kroger Co.                                 474,487
       9,270  Safeway, Inc.                              339,653
       3,107  Supervalu, Inc.                            121,391
      12,894  Sysco Corp.                                436,204
      53,782  Wal-Mart Stores, Inc.                    2,525,065
      19,380  Walgreen Co.                               889,348
       2,600  Whole Foods Market, Inc.                   116,610

                                                       6,462,891

Food Products - 1.2%
      14,488  Archer-Daniels-Midland Co.                 531,710
       7,064  Campbell Soup Co.                          275,143
       8,985  ConAgra Foods, Inc.                        223,816
       2,600  Dean Foods Co.                             121,524
       6,325  General Mills, Inc.                        368,241
       6,812  H.J. Heinz Co.                             320,981
       5,575  Hershey Co.                                304,730
       6,792  Kellogg Co.                                349,313
       2,128  McCormick & Co., Inc.                       81,971
      12,896  Sara Lee Corp.                             218,200
       4,500  Tyson Foods, Inc. - Class A                 87,345
       5,402  W.M. Wrigley Jr. Co.                       275,124

                                                       3,158,098

Gas Utilities - 0.1%
         938  NICOR, Inc.                                 45,418
       1,700  Questar Corp.                              151,657

                                                         197,075

Health Care Equipment and Supplies - 1.7%
         806  Bausch & Lomb, Inc.                         41,235
      13,886  Baxter Int'l., Inc.                        731,376
       4,439  Becton Dickinson & Co., Inc.               341,315
       3,938  Biomet, Inc.                               167,326
      26,319  Boston Scientific Corp.*                   382,678
       1,891  C.R. Bard, Inc.                            150,353
       2,597  Hospira, Inc.*                             106,217
      24,740  Medtronic, Inc.                          1,213,744
       8,090  St. Jude Medical, Inc.*                    304,265
       8,212  Stryker Corp.                              544,620
       2,600  Varian Medical Systems, Inc.*              123,994
       5,170  Zimmer Hldgs., Inc.*                       441,570

                                                       4,548,693

Shares                                                    Value
----------------------------------------------------------------
Health Care Providers and Services - 2.3%
      12,292  Aetna, Inc.                         $      538,267
       4,226  AmerisourceBergen Corp.                    222,921
       8,368  Cardinal Health, Inc.                      610,446
       2,296  Cigna Corp.                                327,547
       3,150  Coventry Health Care, Inc.*                176,557
       3,538  Express Scripts, Inc.*                     285,587
       3,135  Humana, Inc.*                              181,893
       2,400  Laboratory Corp. of America*               174,312
       1,471  Manor Care, Inc.                            79,964
       5,759  McKesson Corp.                             337,132
       6,534  Medco Health Solutions, Inc.*              473,911
       2,100  Patterson Cos., Inc.*                       74,529
       3,696  Quest Diagnostics, Inc.                    184,320
       7,310  Tenet Healthcare Corp.*                     47,003
      27,600  UnitedHealth Group, Inc.                 1,461,972
      12,606  WellPoint, Inc.*                         1,022,347

                                                       6,198,708

Health Care Technology - 0.0%
       4,244  IMS Health, Inc.                           125,877

Hotels, Restaurants and Leisure - 1.6%
      10,827  Carnival Corp.                             507,353
       2,562  Darden Restaurants, Inc.                   105,529
       3,771  Harrah's Entertainment, Inc.               318,461
       8,124  Hilton Hotels Corp.                        292,139
       7,684  Int'l. Game Technology                     310,280
       7,232  Marriott Int'l., Inc. - Class A            354,079
      24,461  McDonald's Corp.                         1,101,968
      15,064  Starbucks Corp.*                           472,407
       4,298  Starwood Hotels & Resorts Worldwide,
                Inc.                                     278,725
       2,530  Wendy's Int'l., Inc.                        79,189
       3,797  Wyndham Worldwide Corp.*                   129,668
       5,173  Yum! Brands, Inc.                          298,792

                                                       4,248,590

Household Durables - 0.5%
       1,205  Black & Decker Corp.                        98,352
       2,442  Centex Corp.                               102,027
       5,000  D.R. Horton, Inc.                          110,000
       2,245  Fortune Brands, Inc.                       176,951
       1,300  Harman Int'l. Inds., Inc.                  124,904
       1,490  KB Home                                     63,578
       2,928  Leggett & Platt, Inc.                       66,378
       3,400  Lennar Corp. -  Class A                    143,514
       5,096  Newell Rubbermaid, Inc.                    158,435
       4,860  Pulte Homes, Inc.                          128,595
         873  Snap-On, Inc.                               41,991
       1,281  Stanley Works                               70,916
       1,159  Whirlpool Corp.                             98,411

                                                       1,384,052

Household Products - 2.1%
       3,445  Clorox Co.                                 219,412
       9,818  Colgate-Palmolive Co.                      655,744
       9,529  Kimberly-Clark Corp.                       652,641
      65,562  Procter & Gamble Co.                     4,140,896

                                                       5,668,693

Shares                                                    Value
----------------------------------------------------------------
Independent Power Producers and Energy Traders - 0.5%
      13,081  AES Corp.*                          $      281,503
       3,844  Constellation Energy Group, Inc.           334,236
       5,736  Dynegy, Inc. - Class A*                     53,115
       9,960  TXU Corp.                                  638,436

                                                       1,307,290

Industrial Conglomerates - 3.7%
      15,694  3M Co.                                   1,199,493
     208,751  General Electric Co.                     7,381,435
       2,366  Textron, Inc.                              212,467
      38,378  Tyco Int'l. Ltd.                         1,210,826

                                                      10,004,221

Information Technology Services - 1.1%
       2,300  Affiliated Computer Svcs., Inc. -
                Class A*                                 135,424
       9,913  Automatic Data Processing, Inc.            479,789
       2,600  Cognizant Tech. Solutions Corp. -
                Class A*                                 229,502
       3,266  Computer Sciences Corp.*                   170,257
       2,590  Convergys Corp.*                            65,812
      10,014  Electronic Data Systems Corp.              277,188
       3,300  Fidelity Nat'l. Information Svcs., Inc.    150,018
      15,929  First Data Corp.                           428,490
       3,775  Fiserv, Inc.*                              200,301
       7,597  Paychex, Inc.                              287,698
       2,167  Sabre Hldgs. Corp. - Class A                70,969
       4,833  Unisys Corp.*                               40,742
      15,929  Western Union Co.                          349,642

                                                       2,885,832

Insurance - 4.6%
       6,224  ACE Ltd.                                   355,141
      11,497  AFLAC, Inc.                                541,049
      12,499  Allstate Corp.                             750,690
       2,084  Ambac Financial Group, Inc.                180,037
      52,703  American Int'l. Group, Inc.              3,542,696
       5,608  Aon Corp.                                  212,880
       7,936  Chubb Corp.                                410,053
       4,875  Cincinnati Financial Corp.                 206,700
       8,000  Genworth Financial, Inc. - Class A         279,520
       5,690  Hartford Financial Svcs. Group, Inc.       543,850
       6,446  Lincoln Nat'l. Corp.                       436,974
       9,663  Loews Corp.                                438,990
      11,451  Marsh & McLennan Cos., Inc.                335,400
       2,700  MBIA, Inc.                                 176,823
      15,772  MetLife, Inc.                              996,002
       5,188  Principal Financial Group, Inc.            310,606
      14,224  Progressive Corp.                          310,368
       9,477  Prudential Financial, Inc.                 855,394
       2,047  SAFECO Corp.                               135,982
       1,782  Torchmark Corp.                            116,881
      13,898  Travelers Cos., Inc.                       719,499
       9,310  UnumProvident Corp.                        214,409
       3,956  XL Capital Ltd. - Class A                  276,762

                                                      12,346,706

Shares                                                    Value
----------------------------------------------------------------
Internet and Catalog Retail - 0.1%
       5,800  Amazon.com, Inc.*                   $      230,782
       4,000  IAC/ InterActiveCorp*                      150,840

                                                         381,622

Internet Software and Services - 1.4%
      25,334  eBay, Inc.*                                839,822
       4,300  Google, Inc. - Class A*                  1,970,088
       4,100  VeriSign, Inc.*                            102,992
      25,976  Yahoo! Inc.*                               812,789

                                                       3,725,691

Leisure Equipment and Products - 0.2%
       1,348  Brunswick Corp.                             42,934
       7,563  Eastman Kodak Co.                          170,621
       2,589  Hasbro, Inc.                                74,097
       9,333  Mattel, Inc.                               257,311

                                                         544,963

Life Sciences Tools and Services - 0.2%
       3,176  Applera Corp.-Applied Biosystems Group      93,914
         723  Millipore Corp.*                            52,396
       1,870  PerkinElmer, Inc.                           45,291
       7,690  Thermo Electron Corp.*                     359,508
       1,962  Waters Corp.*                              113,796

                                                         664,905

Machinery - 1.6%
      13,694  Caterpillar, Inc.                          917,909
       1,018  Cummins, Inc.                              147,325
       5,066  Danaher Corp.                              361,966
       4,466  Deere & Co.                                485,186
       7,032  Dover Corp.                                343,232
       2,646  Eaton Corp.                                221,100
      11,408  Illinois Tool Works, Inc.                  588,653
       5,794  Ingersoll-Rand Co. Ltd. - Class A          251,286
       4,742  ITT Inds., Inc.                            286,037
       4,573  PACCAR, Inc.                               335,658
       2,232  Pall Corp.                                  84,816
       2,365  Parker-Hannifin Corp.                      204,123
       1,900  Terex Corp.*                               136,344

                                                       4,363,635

Media - 3.5%
      15,737  CBS Corp. - Class B                        481,395
       9,954  Clear Channel Comm., Inc.                  348,788
      64,632  Comcast Corp. - Class A*                 1,677,201
      15,600  DIRECTV Group, Inc.*                       359,892
       1,257  Dow Jones & Co., Inc.                       43,329
       5,313  Gannett Co., Inc.                          299,069
       7,803  Interpublic Group Cos., Inc.*               96,055
       7,324  McGraw-Hill Cos., Inc.                     460,533
         742  Meredith Corp.                              42,583
       3,273  New York Times Co. - Class A                76,948
      47,300  News Corp. - Class A                     1,093,576
       3,111  Omnicom Group, Inc.                        318,504
       1,600  Scripps E.W. Co. - Class A                  71,488
      86,724  Time Warner, Inc.                        1,710,197
       6,418  Tribune Co.                                206,082

Shares                                                    Value
----------------------------------------------------------------
      15,737  Viacom, Inc. - Class B*             $      646,948
      42,416  Walt Disney Co.                          1,460,383

                                                       9,392,971

Metals and Mining - 0.9%
      18,625  Alcoa, Inc.                                631,387
       2,406  Allegheny Technologies, Inc.               256,696
       7,403  Freeport-McMoran Copper & Gold, Inc. -
                Class B                                  490,005
       9,604  Newmont Mining Corp.                       403,272
       6,822  Nucor Corp.                                444,317
       2,788  United States Steel Corp.                  276,486

                                                       2,502,163

Multiline Retail - 1.2%
       1,734  Big Lots, Inc.*                             54,239
       1,262  Dillards, Inc. - Class A                    41,305
       6,584  Dollar General Corp.                       139,252
       2,592  Family Dollar Stores, Inc.                  76,775
      11,094  Federated Department Stores, Inc.          499,785
       5,398  J.C. Penney Co., Inc.                      443,500
       6,913  Kohl's Corp.*                              529,605
       4,040  Nordstrom, Inc.                            213,877
       1,811  Sears Hldgs. Corp.*                        326,270
      17,546  Target Corp.                             1,039,776

                                                       3,364,384

Multi-Utilities - 1.2%
       4,315  Ameren Corp.                               217,044
       7,948  CenterPoint Energy, Inc.                   142,587
       7,452  CMS Energy Corp.                           132,646
       4,764  Consolidated Edison, Inc.                  243,250
       6,657  Dominion Resources, Inc.                   590,942
       4,105  DTE Energy Co.                             196,630
         499  Integrys Energy Group, Inc.                 27,699
       4,794  KeySpan Corp.                              197,273
       4,793  NiSource, Inc.                             117,141
       6,780  PG&E Corp.                                 327,271
       5,184  Public Svc. Enterprise Group, Inc.         430,479
       5,394  Sempra Energy                              329,088
       2,588  TECO Energy, Inc.                           44,539
       9,253  Xcel Energy, Inc.                          228,457

                                                       3,225,046

Office Electronics - 0.1%
      20,891  Xerox Corp.*                               352,849

Oil, Gas and Consumable Fuels - 8.1%
       9,186  Anadarko Petroleum Corp.                   394,814
       7,096  Apache Corp.                               501,687
       6,700  Chesapeake Energy Corp.                    206,896
      45,419  Chevron Corp.                            3,359,189
      34,735  ConocoPhillips                           2,374,137
       3,600  CONSOL Energy, Inc                         140,868
       8,698  Devon Energy Corp.                         602,076
      13,790  El Paso Corp.                              199,541
       4,845  EOG Resources, Inc.                        345,642
     121,202  Exxon Mobil Corp.                        9,144,691
       5,421  Hess Corp.                                 300,703
       2,245  Kinder Morgan, Inc.                        238,980
       7,248  Marathon Oil Corp.                         716,320

Shares                                                    Value
----------------------------------------------------------------
       3,000  Murphy Oil Corp.                    $      160,200
      17,458  Occidental Petroleum Corp.                 860,854
       5,300  Peabody Energy Corp.                       213,272
      11,651  Spectra Energy Corp.                       306,072
       2,532  Sunoco, Inc.                               178,354
      12,700  Valero Energy Corp.                        819,023
      10,715  Williams Cos., Inc.                        304,949
       9,233  XTO Energy, Inc.                           506,061

                                                      21,874,329

Paper and Forest Products - 0.3%
       9,605  Int'l. Paper Co.                           349,622
       2,990  MeadWestvaco Corp.                          92,212
       5,010  Weyerhaeuser Co.                           374,447

                                                         816,281

Personal Products - 0.2%
       9,396  Avon Products, Inc.                        350,095
       2,300  Estee Lauder Cos., Inc. - Class A          112,355

                                                         462,450

Pharmaceuticals - 6.2%
      31,289  Abbott Laboratories                      1,745,926
       2,863  Allergan, Inc.                             317,278
       2,000  Barr Pharmaceuticals, Inc.*                 92,700
      41,437  Bristol-Myers Squibb Corp.               1,150,291
      22,839  Eli Lilly & Co.                          1,226,683
       7,079  Forest Laboratories, Inc.*                 364,144
      60,954  Johnson & Johnson                        3,673,088
       3,645  King Pharmaceuticals, Inc.*                 71,697
      45,858  Merck & Co., Inc.                        2,025,548
       4,500  Mylan Laboratories, Inc.                    95,130
     150,003  Pfizer, Inc.                             3,789,076
      31,420  Schering-Plough Corp.                      801,524
       1,956  Watson Pharmaceuticals, Inc.*               51,697
      27,069  Wyeth                                    1,354,262

                                                      16,759,044

Real Estate Investment Trusts - 1.2%
       3,463  Apartment Investment & Management Co. -
                Class A                                  199,780
       4,200  Archstone-Smith Trust                      227,976
       1,600  AvalonBay Communities, Inc.                208,000
       2,200  Boston Properties, Inc.                    258,280
       5,321  Equity Residential                         256,632
      10,800  Host Hotels & Resorts, Inc.                284,148
       4,200  Kimco Realty Corp.                         204,708
       3,362  Plum Creek Timber Co., Inc.                132,530
       5,292  ProLogis                                   343,610
       2,900  Public Storage, Inc.                       274,543
       4,402  Simon Ppty. Group, Inc.                    489,722
       2,300  Vornado Realty Trust                       274,482

                                                       3,154,411

Real Estate Management and Development - 0.1%
       3,700  CB Richard Ellis Group, Inc. - Class A*    126,466
       4,746  Realogy Corp.*                             140,529

                                                         266,995

Shares                                                    Value
----------------------------------------------------------------
Road and Rail - 0.7%
       7,561  Burlington Northern Santa Fe Corp.  $      608,131
       8,968  CSX Corp.                                  359,168
       8,129  Norfolk Southern Corp.                     411,328
         930  Ryder System, Inc.                          45,886
       5,442  Union Pacific Corp.                        552,635

                                                       1,977,148

Semiconductors and Semiconductor Equipment - 2.2%
      11,902  Advanced Micro Devices, Inc.*              155,440
       6,790  Altera Corp. *                             135,732
       6,027  Analog Devices, Inc.                       207,871
      29,509  Applied Materials, Inc.                    540,605
       9,144  Broadcom Corp. - Class A*                  293,248
     118,353  Intel Corp.                              2,264,093
       3,328  KLA-Tencor Corp.                           177,449
       5,347  Linear Technology Corp.                    168,912
       9,161  LSI Logic Corp.*                            95,641
       7,129  Maxim Integrated Products, Inc.            209,593
      15,228  Micron Technology, Inc.*                   183,954
       6,658  National Semiconductor Corp.               160,724
       2,370  Novellus Systems, Inc.*                     75,887
       6,574  NVIDIA Corp.*                              189,200
       3,328  PMC-Sierra, Inc.*                           23,329
       3,377  Teradyne, Inc.*                             55,856
      31,480  Texas Instruments, Inc.                    947,548
       5,730  Xilinx, Inc.                               147,433

                                                       6,032,515

Software - 3.3%
      11,654  Adobe Systems, Inc.*                       485,972
       4,116  Autodesk, Inc.*                            154,762
       3,606  BMC Software, Inc.*                        111,029
       9,555  CA, Inc.                                   247,570
       4,616  Citrix Systems, Inc.*                      147,850
       5,622  Compuware Corp.*                            53,353
       6,400  Electronic Arts, Inc.*                     322,304
       6,330  Intuit, Inc.*                              173,189
     186,465  Microsoft Corp.                          5,196,780
       7,029  Novell, Inc.*                               50,749
      83,811  Oracle Corp.*                            1,519,493
      21,273  Symantec Corp.*                            368,023

                                                       8,831,074

Specialty Retail - 1.9%
       4,700  AutoNation, Inc.*                           99,828
       1,474  AutoZone, Inc.*                            188,878
       5,064  Bed, Bath & Beyond, Inc.*                  203,421
       8,740  Best Buy Co., Inc.                         425,813
       3,140  Circuit City Stores, Inc.                   58,184
      14,914  Gap, Inc.                                  256,670
      42,730  Home Depot, Inc.                         1,569,900
       9,195  Limited Brands                             239,622
      30,368  Lowe's Cos., Inc.                          956,288
       6,624  Office Depot, Inc.*                        232,768
       2,141  OfficeMax, Inc.                            112,916
       2,565  RadioShack Corp.                            69,332
       2,251  Sherwin-Williams Co.                       148,656
      11,790  Staples, Inc.                              304,654

Shares                                                    Value
----------------------------------------------------------------
       2,179  Tiffany & Co.                       $       99,101
       8,072  TJX Cos., Inc.                             217,621

                                                       5,183,652

Textiles, Apparel and Luxury Goods - 0.4%
       7,600  Coach, Inc.*                               380,380
       1,927  Jones Apparel Group, Inc.                   59,217
       1,595  Liz Claiborne, Inc.                         68,346
       4,408  NIKE, Inc. - Class B                       468,394
       1,200  Polo Ralph Lauren Corp.                    105,780
       1,636  V.F. Corp.                                 135,166

                                                       1,217,283

Thrifts and Mortgage Finance - 1.3%
      12,410  Countrywide Financial Corp.                417,472
      13,787  Federal Home Loan Mortgage Corp.           820,189
      19,513  Federal National Mortgage Assn.          1,065,019
      10,500  Hudson City Bancorp, Inc.                  143,640
       1,536  MGIC Investment Corp.                       90,501
       9,765  Sovereign Bancorp, Inc.                    248,422
      18,321  Washington Mutual, Inc.                    739,802

                                                       3,525,045

Tobacco - 1.6%
      42,695  Altria Group, Inc.                       3,749,048
       4,678  Reynolds American, Inc.                    291,954
       3,831  UST, Inc.                                  222,121

                                                       4,263,123

Trading Companies and Distributors - 0.1%
       2,192  W.W. Grainger, Inc.                        169,310

Wireless Telecommunication Services - 0.6%
       6,702  ALLTEL Corp.                               415,524
      59,117  Sprint Nextel Corp.                      1,120,858

                                                       1,536,382

              Total Common Stocks
              (Cost $203,067,372)                    264,088,114

Principal
Amount                                               Value
----------------------------------------------------------------
U.S. Government Security - 0.1%
U.S. Treasury Bill - 0.1%
 $            U. S. Treasury Bill
              4.922% due 6/21/2007(1)
              (Cost $346,124)                     $      346,124


Shares                                                    Value
----------------------------------------------------------------
Other Investments - For Trustee Deferred Compensation Plan (2) - 0.0%
           4  RS Core Equity Fund, Class A        $          148
          15  RS Emerging Growth Fund,
                 Class A                                     536
          44  RS Global Natural Resources Fund,
                 Class A                                   1,456
          34  RS Growth Fund, Class A                        517
          96  RS Investors Fund, Class A                   1,150
          29  RS Midcap Opportunities Fund,
                 Class A                                     434
           8  RS Partners Fund, Class A                      308

Shares                                                    Value
----------------------------------------------------------------
          15  RS Smaller Company Growth Fund,
                  Class A                         $          324
          11  RS Value Fund, Class A                         309

              Total Other Investments - For Trustee
              Deferred Compensation Plan
              (Cost $5,111)                                5,182

Principal
Amount                                               Value
----------------------------------------------------------------
Repurchase Agreement - 2.1%
 $5,807,000   State Street Bank and Trust Co.
              repurchase agreement,
              dated 3/30/2007, maturity
              value $5,809,492 at
              5.15%, due 4/2/2007(3)
              (Cost $5,807,000)                   $    5,807,000

Total Investments - 99.9%
  (Cost $209,225,607)                                270,246,420
Cash, Receivables, and Other Assets                      191,922
  Less Liabilities - 0.1%
Net Assets - 100%                                 $  270,438,342

*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $5,815,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $5,924,031.

----------------------------------------------------------------
Number of     Description      Expiration  Face Value Unrealized
Contracts                                 (Thousands) Appreciation
Purchased Futures Contracts
16            S & P 500 Index    Jun-07     $5,725     $   47,895

-------------------------------------------------------------------

The cost of investments owned at March 31, 2007 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    69,855,760
Gross unrealized depreciation .................     (13,628,339)

Net unrealized appreciation ................... $    56,227,421
                                                      =========
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS International Growth VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                          Value
----------------------------------------------------------------------
Common Stocks - 96.4%
Australia - 5.5%
Beverages - 0.5%
   255,500   Fosters Group Ltd.                       $      1,418,341
Commercial Banks - 1.3%
    87,754   Australia and NZ Banking Group Ltd.             2,112,140
    77,000   Westpac Banking Corp.                           1,644,260

                                                             3,756,400
Commercial Services and Supplies - 0.3%
    89,000   Brambles Ltd.                                     981,629
Construction Materials - 0.2%
    78,000   James Hardie Inds. NV                             528,446
Food and Staples Retailing - 0.8%
   107,700   Woolworths Ltd.                                 2,373,145
Insurance - 0.3%
    95,000   AMP Ltd.                                          799,905
Media - 0.2%
   126,000   John Fairfax Hldgs. Ltd.                          508,510
Metals and Mining - 1.3%
   155,956   BHP Billiton Ltd.                               3,777,698
Oil, Gas and Consumable Fuels - 0.3%
    27,900   Woodside Petroleum Ltd.                           892,875
Real Estate Investment Trusts - 0.3%
    61,000   Westfield Group                                 1,016,865

                                                            16,053,814

Belgium - 1.2%
Diversified Financial Services - 1.2%
    30,000   Groupe Bruxelles Lambert S.A.                   3,514,288

Denmark - 4.3%
Chemicals - 1.2%
    39,900   Novozymes AS - Class B                          3,573,466
Commercial Banks - 2.3%
   144,320   Danske Bank AS                                  6,721,714
Marine - 0.8%
       206   A.P. Moller-Maersk AS - Class B                 2,151,822

                                                            12,447,002

Finland - 2.3%
Construction and Engineering - 2.3%
   115,400   Kone OYJ - Class B                              6,600,953

France - 10.7%
Beverages - 0.9%
    13,296   Pernod-Ricard S.A.                              2,699,676
Diversified Financial Services - 1.6%
    31,176   Eurazeo                                         4,704,425
Food and Staples Retailing - 1.8%
    71,529   Carrefour S.A.                                  5,237,546
Health Care Equipment and Supplies - 2.4%
    61,910   Essilor Int'l. S.A.                             7,120,670
Multi-Utilities - 1.1%
    36,800   Electricite de France S.A.                      3,088,818
Personal Products - 1.9%
    49,406   L'Oreal S.A.                                    5,400,361
Pharmaceuticals - 1.0%
    34,620   Sanofi-Aventis                                  3,014,183

                                                            31,265,679

Shares                                                          Value
----------------------------------------------------------------------
Germany - 4.7%
Diversified Financial Services - 1.3%
    16,400   Deutsche Boerse AG                       $      3,761,573
Health Care Providers and Services - 2.2%
   102,556   Celesio AG                                      6,451,935
Software - 1.2%
    82,392   SAP AG                                          3,677,078

                                                            13,890,586

Hong Kong - 1.8%
Commercial Banks - 0.2%
   202,000   BOC Hong Kong Hldgs. Ltd.                         489,631
Distributors - 0.4%
   331,000   Li & Fung Ltd.                                  1,039,961
Diversified Financial Services - 0.3%
   106,000   Hong Kong Exchanges & Clearing Ltd.             1,030,997
Media - 0.1%
    66,000   Television Broadcasts Ltd.                        412,616
Real Estate Management and Development - 0.8%
    90,000   Cheung Kong Hldgs. Ltd.                         1,139,138
   405,000   Hang Lung Pptys. Ltd.                           1,132,516

                                                             2,271,654

                                                             5,244,859

Ireland - 3.4%
Commercial Banks - 1.5%
   147,110   Allied Irish Banks PLC                          4,367,740
Construction Materials - 1.9%
   133,450   CRH PLC                                         5,711,236

                                                            10,078,976

Japan - 19.7%
Automobiles - 1.1%
   310,200   Nissan Motor Co. Ltd.                           3,332,476
Building Products - 1.2%
   250,000   Asahi Glass Co.                                 3,527,836
Commercial Banks - 1.5%
       377   Mitsubishi UFJ Financial Group, Inc.            4,264,960
Construction and Engineering - 0.9%
   117,000   CHIYODA Corp.                                   2,572,577
Electrical Equipment - 0.8%
   230,000   Mitsubishi Electric Corp.                       2,375,027
Electronic Equipment and Instruments - 3.3%
    20,100   HIROSE ELECTRIC CO. LTD.                        2,422,635
    12,400   Keyence Corp.                                   2,804,542
    34,000   Nidec Corp.                                     2,197,933
   186,000   YASKAWA Electric Corp.                          2,202,288

                                                             9,627,398
Insurance - 0.9%
   210,000   Mitsui Sumitomo Insurance Co.                   2,641,858
Internet Software and Services - 0.4%
     2,578   Rakuten, Inc.                                   1,230,177
Marine - 0.7%
   187,000   Mitsui O.S.K. Lines Ltd.                        2,080,517
Office Electronics - 1.8%
    96,100   Canon, Inc.                                     5,174,269
Paper and Forest Products - 0.6%
       461   Nippon Paper Group, Inc.                        1,642,997

Shares                                                          Value
----------------------------------------------------------------------
Real Estate Management and Development - 0.5%
    40,000   Sumitomo Realty & Dev't. Co. Ltd.        $      1,520,861
Road and Rail - 0.9%
   351,000   Tokyu Corp.                                     2,740,765
Specialty Retail - 1.0%
    31,050   Yamada Denki Co. Ltd.                           2,899,919
Tobacco - 0.8%
       477   Japan Tobacco, Inc.                             2,349,194
Trading Companies and Distributors - 2.3%
    53,600   Hitachi High-Technologies Corp.                 1,468,056
   282,000   Mitsui & Co. Ltd.                               5,277,081

                                                             6,745,137
Wireless Telecommunication Services - 1.0%
       349   KDDI Corp.                                      2,793,425

                                                            57,519,393

Russia - 0.9%
Oil, Gas and Consumable Fuels - 0.4%
    29,500   OAO Gazprom ADR                                 1,236,050
Wireless Telecommunication Services - 0.5%
    27,000   Mobile TeleSystems ADR                          1,510,920

                                                             2,746,970

Singapore - 0.4%
Industrial Conglomerates - 0.4%
   105,000   Keppel Corp. Ltd.                               1,314,706

South Korea - 0.4%
Semiconductors and Semiconductor Equipment - 0.4%
     3,900   Samsung Electronics Co. Ltd. GDR+               1,186,575

Spain - 2.7%
Diversified Financial Services - 1.3%
    52,585   Corp. Financiera Alba S.A.                      3,955,907
Tobacco - 1.4%
    62,720   Altadis S.A.                                    4,032,197

                                                             7,988,104

Sweden - 7.8%
Commercial Banks - 2.1%
   210,987   Svenska Handelsbanken AB - Class A              6,267,733
Health Care Equipment and Supplies - 1.3%
   170,480   Getinge AB - Class B                            3,880,675
Machinery - 4.4%
   260,610   Atlas Copco AB - Class B                        8,301,523
   252,720   Sandvik AB                                      4,486,400

                                                            12,787,923

                                                            22,936,331

Switzerland - 10.0%
Building Products - 1.3%
     2,412   Geberit AG                                      3,719,644
Commercial Banks - 2.9%
   142,300   UBS AG                                          8,472,753
Food Products - 1.4%
    10,670   Nestle S.A.                                     4,164,256
Health Care Equipment and Supplies - 1.3%
    13,600   Straumann Hldg. AG                              3,908,626
Machinery - 0.9%
    43,320   Schindler Hldg. AG                              2,643,642

Shares                                                          Value
----------------------------------------------------------------------
Pharmaceuticals - 0.8%
    10,320   Basilea Pharmaceutica AG*                $      2,402,127
Textiles, Apparel and Luxury Goods - 1.4%
    69,800   Compagnie Financiere
             Richemont AG - Class A                          3,911,356

                                                            29,222,404

Taiwan - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
   125,847   Taiwan Semiconductor
             Mfg. Co. Ltd. ADR                               1,352,855

United Kingdom - 20.1%
Chemicals - 1.1%
   328,000   Imperial Chemical Inds. PLC                     3,228,257
Commercial Banks - 3.4%
   149,888   Royal Bank of Scotland Group PLC                5,853,732
   137,000   Standard Chartered PLC                          3,948,080

                                                             9,801,812
Commercial Services and Supplies - 1.7%
   187,000   Capita Group PLC                                2,512,283
   774,000   Hays PLC                                        2,388,212

                                                             4,900,495
Food Products - 1.2%
   277,000   Cadbury Schweppes PLC                           3,555,099
Health Care Equipment and Supplies - 0.6%
   149,000   Smith & Nephew PLC                              1,894,712
Hotels, Restaurants and Leisure - 0.8%
    46,200   Carnival PLC                                    2,227,179
Media - 2.0%
   239,000   Reed Elsevier PLC                               2,858,041
   252,966   Yell Group PLC                                  2,977,746

                                                             5,835,787
Oil, Gas and Consumable Fuels - 4.5%
   210,000   BG Group PLC                                    3,030,035
    54,843   Cairn Energy PLC*                               1,678,711
   414,018   John Wood Group PLC                             2,190,241
   184,500   Royal Dutch Shell PLC - Class A                 6,141,356

                                                            13,040,343
Pharmaceuticals - 1.7%
   181,077   GlaxoSmithKline PLC                             4,979,480
Specialty Retail - 1.2%
   661,000   Kingfisher PLC                                  3,620,437
Tobacco - 0.8%
    51,900   Imperial Tobacco Group PLC                      2,324,198
Trading Companies and Distributors - 1.1%
   139,000   Wolseley PLC                                    3,258,749

                                                            58,666,548

             Total Common Stocks                           282,030,043
             (Cost $184,768,606)

Preferred Stocks - 1.7%
Brazil - 1.7%
Commercial Banks - 0.5%
    43,000   Banco Itau Hldg. Financeira S.A. ADR     $      1,497,260
Oil, Gas and Consumable Fuels - 1.2%
    40,600   Petroleo Brasileiro S.A. ADR                    3,627,610

             Total Preferred Stocks                          5,124,870
             (Cost $2,146,341)

Shares                                                          Value
----------------------------------------------------------------------
Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
         4   RS Core Equity Fund, Class A             $            153
        15   RS Emerging Growth Fund, Class A                      556
        46   RS Global Natural Resources Fund,
             Class A                                             1,507
        35   RS Growth Fund, Class A                               536
        99   RS Investors Fund, Class A                          1,191
        30   RS Midcap Opportunities Fund, Class A                 449
         9   RS Partners Fund, Class A                             319
        16   RS Smaller Company Growth Fund,
             Class A                                               335
        11   RS Value Fund, Class A                                320

             Total Other Investments - For
             Trustee Deferred Compensation Plan
             (Cost $5,294)                                       5,366

Principal                                                       Value
Amount
----------------------------------------------------------------------
Repurchase Agreement - 1.5%
$4,275,000   State Street Bank and Trust Co.          $      4,275,000
             repurchase agreement,
             dated 3/30/2007, maturity
             value $4,275,891 at
             2.50%, due 4/2/2007(2)
             (Cost $4,275,000)

Total Investments - 99.6%                                  291,435,279
(Cost $191,195,241)
Cash, Receivables, and Other
Assets Less Liabilities - 0.4%                               1,109,960

Net Assets - 100%                                     $    292,545,239

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $1,186,575 representing 0.4% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

*  Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) The repurchase agreement is fully collateralized by $4,470,000 in U.S. Treasury Bills, 4.83% due 9/27/2007, with a value of $4,362,720.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    101,953,781
Gross unrealized depreciation .................       (1,921,737)
                                                ----------------
Net unrealized appreciation ................... $    100,032,044
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Emerging Markets VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                               Value
---------------------------------------------------------------------------
Common Stocks - 94.8%
Bolivia - 0.5%
Metals and Mining - 0.5%
    60,232          Apex Silver Mines Ltd.*                 $       777,595

Brazil - 6.8%
Airlines - 0.8%
    45,200          Gol - Linhas Aereas Inteligentes S.A. ADR     1,375,436
Commercial Banks - 0.5%
    10,400          Unibanco - Uniao de Bancos
                    Brasileiros S.A. GDR                            909,584
Metals and Mining - 1.4%
    65,900          Comp. Vale Do Rio Doce ADR                    2,437,641
Oil, Gas and Consumable Fuels - 3.6%
    61,531          Petroleo Brasileiro S.A. ADR                  6,122,950
Textiles, Apparel and Luxury Goods - 0.5%
    63,500          Lojas Renner S.A.                               823,433

                                                                 11,669,044

Chile - 0.4%
Commercial Banks - 0.4%
    14,600          Banco Santander Chile ADR                       728,102

Colombia - 0.4%
Diversified Financial Services - 0.4%
    71,748          Suramericana de Inversiones S.A.                598,110

Egypt - 1.7%
Commercial Banks - 0.8%
   137,000          Commercial Int'l. Bank GDR                    1,335,750
Construction Materials - 0.9%
    15,300          Orascom Construction Inds. GDR                1,552,950

                                                                  2,888,700

Hong Kong - 6.4%
Automobiles - 0.8%
 3,010,000          Denway Motors Ltd.                            1,313,586
Diversified Telecommunication Services - 2.0%
 1,685,000          Hutchison Telecom. Int'l. Ltd.*               3,411,490
Electronic Equipment and Instruments - 1.0%
   411,500          Kingboard Chemical Hldgs. Ltd.                1,727,354
Real Estate Management and Development - 0.2%
   326,000          China Overseas Land & Investment Ltd.           410,118
Specialty Retail - 0.6%
   984,000          GOME Electrical Appliance Hldgs. Ltd.         1,094,341
Wireless Telecommunication Services - 1.8%
   341,500          China Mobile (Hong Kong) Ltd.                 3,107,406

                                                                 11,064,295

India - 5.0%
Information Technology Services - 2.8%
   104,500          Infosys Technologies Ltd.                     4,885,714
Oil, Gas and Consumable Fuels - 2.2%
   117,700          Reliance Inds. Ltd.                           3,745,000

                                                                  8,630,714

Indonesia - 4.1%
Commercial Banks - 2.0%
 6,082,000          PT Bank Mandiri Tbk                           1,666,301

Shares                                                               Value
---------------------------------------------------------------------------
 3,287,000          PT Bank Rakyat Indonesia Tbk            $     1,819,107

                                                                  3,485,408
Diversified Telecommunication Services - 2.1%
 2,715,500          PT Indosat Tbk                                1,859,932
 1,641,000          PT Telekomunikasi  Indonesia Tbk              1,771,381

                                                                  3,631,313

                                                                  7,116,721

Israel - 1.9%
Pharmaceuticals - 1.9%
    88,900          Teva Pharmaceutical Inds. Ltd. ADR            3,327,527

Luxembourg - 0.5%
Metals and Mining - 0.5%
    30,500          Ternium S.A. ADR*                               852,170

Malaysia - 3.4%
Commercial Banks - 1.1%
   655,000          Bumiputra-Commerce Hldgs. Berhad              1,884,960
Food Products - 1.3%
   348,500          IOI Corp. Berhad                              2,227,578
Industrial Conglomerates - 1.0%
   763,000          Sime Darby Berhad                             1,787,505

                                                                  5,900,043

Mexico - 6.9%
Commercial Banks - 1.8%
   638,500          Grupo Fin. Banorte S.A. de C.V.               3,028,915
Food and Staples Retailing - 1.5%
   613,842          Wal-Mart de Mexico S.A. de C.V.*              2,620,193
Household Durables - 0.6%
   614,400          Consorcio ARA S.A. de C.V.                    1,059,042
Wireless Telecommunication Services - 3.0%
   924,180          America Movil SAB de C.V.                     2,217,162
    60,700          America Movil SAB de C.V. ADR                 2,900,853

                                                                  5,118,015

                                                                 11,826,165

Mozambique - 0.5%
Metals and Mining - 0.5%
   970,000          Kenmare Resources PLC*                          926,057

People's Republic of China - 7.6%
Electric Utilities - 1.9%
 1,716,000          Datang Int'l. Power Generation Co. Ltd.       1,631,713
 1,996,000          Huaneng Power Int'l., Inc.                    1,731,921

                                                                  3,363,634
Energy Equipment and Services - 1.1%
   782,500          China Shenhua Energy Co. Ltd.                 1,892,709
Machinery - 0.1%
   212,000          Shanghai Prime Machinery Co. Ltd.*               96,859
Metals and Mining - 0.6%
   564,000          Angang Steel Co. Ltd.                           978,761
Oil, Gas and Consumable Fuels - 2.0%
 1,992,000          CNOOC Ltd.                                    1,746,295
 1,382,000          PetroChina Co. Ltd.                           1,637,784

                                                                  3,384,079

Shares                                                               Value
---------------------------------------------------------------------------
Transportation Infrastructure - 0.4%
   862,000          Jiangsu Expressway Co. Ltd.             $       672,938
Wireless Telecommunication Services - 1.5%
 1,870,000          China Unicom Ltd.                             2,694,745

                                                                 13,083,725

Russia - 7.9%
Commercial Banks - 0.1%
       500          Sberbank GDR                                    215,656
Diversified Consumer Services - 0.5%
    29,000          AFK Sistema GDR                                 823,600
Metals and Mining - 0.8%
     7,500          MMC Norilsk Nickel ADR                        1,425,000
Oil, Gas and Consumable Fuels - 5.4%
   146,550          OAO Gazprom ADR                               6,140,445
   376,300          OAO Rosneft Oil Co. GDR*+                     3,134,579

                                                                  9,275,024
Wireless Telecommunication Services - 1.1%
    18,800          VimpelCom ADR*                                1,782,992

                                                                 13,522,272

South Africa - 6.8%
Commercial Banks - 1.7%
    91,500          ABSA Group Ltd.                               1,752,253
   340,000          FirstRand Ltd.                                1,148,113

                                                                  2,900,366
Food and Staples Retailing - 0.5%
    73,432          Massmart Hldgs. Ltd.                            850,239
Industrial Conglomerates - 0.4%
    34,862          Imperial Hldgs. Ltd.                            724,995
Media - 0.9%
    63,300          Naspers Ltd.                                  1,524,935
Metals and Mining - 3.3%
     7,120          Anglo American Platinum Corp.                 1,118,578
    69,500          Anglo American PLC                            3,653,878
    29,800          Impala Platinum Hldgs. Ltd.                     932,697

                                                                  5,705,153

                                                                 11,705,688

South Korea - 18.1%
Beverages - 0.6%
     9,100          Hite Brewery Co. Ltd.                         1,088,112
Commercial Banks - 1.8%
    49,500          Daegu Bank Ltd.                                 899,665
   113,600          Industrial Bank of Korea                      2,275,985

                                                                  3,175,650
Construction and Engineering - 1.2%
    38,210          Hyundai Development Co.                       2,107,774
Diversified Financial Services - 1.3%
    42,000          Hana Financial Group, Inc.                    2,173,991
Food and Staples Retailing - 2.4%
     4,900          Orion Corp.                                   1,213,477
     5,050          Shinsegae Co. Ltd.                            2,898,443

                                                                  4,111,920
Household Durables - 0.7%
    42,400          Woongjin Coway Co. Ltd.                       1,189,733
Insurance - 2.3%
    62,600          Hyundai Marine & Fire Ins. Co. Ltd.*            864,962

Shares                                                               Value
---------------------------------------------------------------------------
    18,600          Samsung Fire & Marine Ins. Co. Ltd.*    $     3,113,674

                                                                  3,978,636
Marine - 2.4%
    45,700          Daewoo Shipbuilding & Marine
                    Engineering Co. Ltd.                          1,678,201
    88,690          Samsung Heavy Inds. Co. Ltd.                  2,366,072

                                                                  4,044,273
Metals and Mining - 0.6%
     2,300          POSCO                                           965,616
Pharmaceuticals - 1.1%
    12,460          Yuhan Corp.                                   1,953,393
Trading Companies and Distributors - 3.7%
   176,400          Samsung Corp.                                 6,374,661

                                                                 31,163,759

Taiwan - 12.6%
Chemicals - 0.4%
   450,000          Taiwan Fertilizer Co. Ltd.                      747,960
Commercial Banks - 1.7%
 2,511,000          Chang Hwa Commercial Bank Ltd.*               1,513,885
   961,000          Far Eastern Int'l. Bank                         514,044
 1,601,000          Taishin Financial Hldgs. Co. Ltd.*              822,514

                                                                  2,850,443
Computers and Peripherals - 0.9%
    98,400          High Tech Computer Corp.                      1,516,591
Diversified Financial Services - 1.8%
 1,757,819          Shin Kong Financial Hldg. Co. Ltd.            1,559,141
 3,249,263          SinoPac Financial Hldgs. Co. Ltd.             1,492,560

                                                                  3,051,701
Electronic Equipment and Instruments - 3.1%
   786,329          Hon Hai Precision Inds. Co. Ltd.              5,275,462
Insurance - 0.4%
 1,689,000          China Life Insurance Co. Ltd.*                  747,774
Multiline Retail - 0.9%
 2,199,600          Far Eastern Dept. Stores Ltd.                 1,465,736
Semiconductors and Semiconductor Equipment - 3.4%
 2,875,427          Taiwan Semiconductor Mfg.                     5,900,317

                                                                 21,555,984

Thailand - 1.7%
Beverages - 0.6%
 6,355,000          Thai Beverage Pub. Co. Ltd.                   1,026,047
Commercial Banks - 0.7%
   363,500          Bangkok Bank Pub. Co. Ltd.                    1,121,337
Oil, Gas and Consumable Fuels - 0.4%
   280,800          PTT Exploration & Production
                    Pub. Co. Ltd.                                   721,851

                                                                  2,869,235

Turkey - 1.6%
Commercial Banks - 1.2%
   447,100          Turkiye Garanti Bankasi A.S.                  2,008,897
Wireless Telecommunication Services - 0.4%
   126,745          Turkcell Iletisim Hizmetleri A.S.               646,937

                                                                  2,655,834

                    Total Common Stocks                         162,861,740
                    (Cost $114,802,291)

Shares                                                               Value
---------------------------------------------------------------------------
Preferred Stock - 3.6%
Brazil - 3.6%
Commercial Banks - 3.6%
 1,097,709          Itausa-Investimentos Itau S.A.          $     6,130,963
                    (Cost $1,922,397)

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
         2          RS Core Equity Fund, Class A            $            93
         9          RS Emerging Growth Fund, Class A                    338
        28          RS Global Natural Resources Fund,
                    Class A                                             916
        21          RS Growth Fund, Class A                             325
        60          RS Investors Fund, Class A                          724
        18          RS Midcap Opportunities Fund, Class A               273
         5          RS Partners Fund, Class A                           194
        10          RS Smaller Company Growth Fund,
                    Class A                                             204
         7          RS Value Fund, Class A                              195

                    Total Other Investments - For
                    Trustee Deferred Compensation Plan                3,262
                    (Cost $3,217)

Principal                                                            Value
Amount
---------------------------------------------------------------------------
Repurchase Agreement - 1.0%
$1,699,000          State Street Bank and Trust Co.         $     1,699,000
                    repurchase agreement,
                    dated 3/30/2007, maturity
                    value $1,699,354 at
                    2.50%, due 4/2/2007(2)
                    (Cost $1,699,000)

Total Investments - 99.4%                                       170,694,965
(Cost $118,426,905)
Cash, Receivables, and Other
Assets Less Liabilities - 0.6%                                    1,065,380

Net Assets - 100%                                           $   171,760,345

*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $3,134,579 representing 1.8% of net assets.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) The repurchase agreement is fully collateralized by $1,780,000 in U.S. Treasury Bills, 4.83%, due 9/27/2007, with a value of $1,737,280.
Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $     53,030,531
Gross unrealized depreciation .................       (1,113,597)
                                                ----------------
Net unrealized appreciation ................... $     51,916,934
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Investment Quality Bond VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Asset Backed Securities - 6.1%
$    2,718,589  Ameriquest Mtg. Secs., Inc.               $    2,633,685
                2003-5 A6
                4.541% due 4/25/2033(1)
       169,873  Amresco Residential Sec. Mtg. Loan Tr.           169,135
                1997-1 MIF
                7.42% due 3/25/2027
     5,200,000  Capital Auto Receivables Asset Tr.             5,203,886
                2006-SN1A A3
                5.31% due 10/20/2009+
     3,136,000  Carmax Auto Owner Tr.                          3,104,169
                2005-1 A4
                4.35% due 3/15/2010
       147,611  Caterpillar Financial Asset Tr.                  146,936
                2004-A A3
                3.13% due 1/26/2009
       465,000  Chase Funding  Mtg. Loan Tr.                     446,343
                2004-1 1A6
                4.266% due 6/25/2015
     1,403,000  CitiFinancial Mtg. Sec., Inc.                  1,372,649
                2003-3 AF5
                4.553% due 8/25/2033
                Countrywide Asset-
                Backed Certificates Tr.
        26,824  2004-10 AF3                                       26,723
                3.842% due 10/25/2030
       389,748  2004-S1 A2                                       384,392
                3.872% due 3/25/2020
     3,200,000  Renaissance Home Equity Loan Tr.               3,165,252
                2005-2 AF3
                4.499% due 8/25/2035(1)
                Residential Asset Mtg. Prods., Inc.
       860,000  2003-RZ4 A5                                      849,541
                4.66% due 2/25/2032
       613,188  2004-RS9 AII2                                    613,596
                5.66% due 5/25/2034(1)
     2,407,055  2003-RS3 AI4                                   2,408,184
                5.67% due 4/25/2033
       864,788  Residential Funding Mtg. Secs. Tr.               855,968
                2003-HS3 AI2
                3.15% due 7/25/2018
     1,907,874  Vanderbilt Acquisition Loan Tr.                1,912,418
                2002-1 A3
                5.70% due 9/7/2023
     1,610,546  Volkswagen Auto Lease Tr.                      1,608,206
                2004-A A4A
                3.09% due 8/20/2010

                Total Asset Backed Securities                 24,901,083
                (Cost $25,049,458)

Collateralized Mortgage Obligations - 20.5%
$    7,782,420  Banc of America Alternative Loan Tr.      $    7,815,883
                2004-1 2A1
                6.00% due 2/25/2034

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
                Banc of America Funding Corp.
$    5,402,602  2006-1 3A1                                $    5,285,469
                5.50% due 1/25/2036
     3,434,136  2006-3 5A5                                     3,411,300
                5.50% due 3/25/2036
     1,508,712  Citigroup Mtg. Loan Tr.                        1,514,255
                2005-8 2A5
                5.50% due 9/25/2035
                Countrywide Home Loan Tr.
     5,312,062  2005-21 A2                                     5,216,612
                5.50% due 10/25/2035
     2,089,283  2002-19 1A1                                    2,093,790
                6.25% due 11/25/2032
                FHLMC
     1,650,000  2626 KA                                        1,549,746
                3.00% due 3/15/2030
     1,322,053  1534 Z                                         1,312,710
                5.00% due 6/15/2023
     4,000,000  2580 JK                                        3,928,894
                5.00% due 3/15/2018
     2,800,000  2663 VQ                                        2,683,184
                5.00% due 6/15/2022
       360,948  2500 TD                                          360,437
                5.50% due 2/15/2016
     8,458,331  3227 PR                                        8,376,839
                5.50% due 9/15/2035
     2,620,278  2367 ME                                        2,687,278
                6.50% due 10/15/2031
     2,739,380  FNMA                                           2,726,033
                2006-45 AC
                5.50% due 6/25/2036
     5,531,588  GNMA                                           5,653,259
                1997-19 PG
                6.50% due 12/20/2027
     5,594,984  J.P. Morgan Mtg. Tr.                           5,594,112
                2005-S2 2A15
                6.00% due 9/25/2035
     2,142,000  Mastr Asset Securitization Tr.                 2,111,806
                2003-10 3A7
                5.50% due 11/25/2033
     4,387,593  Residential Funding Mtg. Secs. Tr.             4,356,363
                2006-S3 A7
                5.50% due 3/25/2036
                Wells Fargo Mtg.-Backed Secs. Tr.
     3,500,000  2003-11 1A3                                    3,468,611
                4.75% due 10/25/2018
     4,861,008  2005-5 1A1                                     4,759,233
                5.00% due 5/25/2020
     2,736,581  2006-1 A3                                      2,681,851
                5.00% due 3/25/2021
     5,900,000  2003-2 A7                                      5,822,144
                5.25% due 2/25/2018

                Total Collateralized
                Mortgage Obligations                          83,409,809
                (Cost $83,818,212)

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Commercial Mortgage Backed Securities - 9.3%
$      645,349  Chase Comm'l. Mtg. Secs. Corp.            $      654,066
                1998-2 A2
                6.39% due 11/18/2030
     3,499,999  Crown Castle Towers LLC                        3,453,758
                2005-1A AFX
                4.643% due 6/15/2035+(1)
        91,218  First Union Nat'l. Bank
                Comm'l. Mtg. Tr.                                  91,389
                2000-C2 A1
                6.94% due 10/15/2032
     3,380,000  Four Times Square Tr.                          3,655,308
                2000-4TS A2
                7.795% due 4/15/2015+
       444,547  GMAC Comm'l. Mtg. Secs., Inc.                    444,273
                1997-C1 A3
                6.869% due 7/15/2029
                J.P. Morgan Chase Comm'l.
                Mtg. Secs. Corp.
     3,300,000  2006-RR1A A1                                   3,317,490
                5.455% due 10/18/2052+(1)
     4,000,000  2001-C1 A3                                     4,110,156
                5.857% due 10/12/2035
     3,600,000  LB UBS Comm'l. Mtg. Tr.                        3,599,812
                2006-C6 AM
                5.413% due 9/15/2039
                Merrill Lynch Mtg. Tr.
     3,475,000  2004-BPC1 A5                                   3,380,462
                4.855% due 10/12/2041(1)
     5,100,000  2006-C1 AM                                     5,223,280
                5.66% due 5/12/2039(1)
                Morgan Stanley Capital I, Inc.
     3,500,000  2006-HQ9 AM                                    3,590,456
                5.773% due 7/12/2044
     2,495,000  1999-RM1 E                                     2,567,245
                7.005% due 12/15/2031(1)
     3,700,000  SBA CMBS Tr.                                   3,718,892
                2006-1A A
                5.314% due 11/15/2036+

                Total Commercial Mortgage Backed Securities   37,806,587
                (Cost $37,673,279)

Corporate Bonds - 18.5%
Aerospace and Defense - 0.9%
$      500,000  General Dynamics Corp.                    $      493,112
                4.50% due 8/15/2010
     1,000,000  L-3 Communications Corp.                         982,500
                6.125% due 1/15/2014
       200,000  Lockheed Martin Corp.                            207,500
                6.15% due 9/1/2036
       500,000  TRW, Inc.                                        608,312
                7.75% due 6/1/2029
                United Technologies Corp.
       500,000  4.375% due 5/1/2010                              491,078
     1,000,000  4.875% due 5/1/2015                              968,560

                                                               3,751,062

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Automotive - 0.3%
                DaimlerChrysler NA Hldg.
$      800,000  4.05% due 6/4/2008                        $      787,994
       300,000  6.50% due 11/15/2013                             315,950

                                                               1,103,944

Building Materials - 0.3%
     1,200,000  CRH America, Inc.                              1,216,441
                6.00% due 9/30/2016

Diversified Manufacturing - 0.2%
       650,000  Siemens Financieringsmat N.V.                    661,344
                6.125% due 8/17/2026+

Electric - 0.2%
       450,000  Nevada Power Co.                                 468,949
                6.65% due 4/1/2036
       350,000  PacifiCorp                                       320,189
                5.25% due 6/15/2035

                                                                 789,138

Energy - 0.5%
       600,000  Canadian Nat'l. Resources Ltd.                   587,042
                6.25% due 3/15/2038
       624,000  RAS Laffan Liquefied
                Natural Gas Co. Ltd.                             612,531
                3.437% due 9/15/2009+
       650,000  Western Oil Sands, Inc.                          726,375
                8.375% due 5/1/2012

                                                               1,925,948

Energy-Refining - 0.3%
     1,000,000  Tosco Corp.                                    1,268,284
                8.125% due 2/15/2030

Entertainment - 0.3%
     1,250,000  Time Warner, Inc.                              1,381,241
                7.57% due 2/1/2024

Finance Companies - 1.4%
       550,000  American Express Co.                             585,719
                6.80% due 9/1/2066
       650,000  Capital One Bank Co.                             658,949
                5.75% due 9/15/2010
     1,000,000  CIT Group, Inc.                                1,000,331
                5.58% due 5/18/2007(1)
       850,000  General Electric Capital Corp.                   963,077
                6.75% due 3/15/2032
       850,000  GMAC LLC                                         840,077
                5.125% due 5/9/2008
     1,000,000  Household Finance Corp.                        1,049,492
                6.375% due 11/27/2012
       500,000  Residential Capital Corp.                        499,744
                6.125% due 11/21/2008

                                                               5,597,389

Financial - 1.2%
       550,000  Bear Stearns Co., Inc.                           539,449
                5.55% due 1/22/2017

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
$    1,200,000  Goldman Sachs Group, Inc.                 $    1,168,464
                5.125% due 1/15/2015
                Lehman Brothers Hldgs., Inc.
       800,000  4.25% due 1/27/2010                              783,649
       650,000  6.625% due 1/18/2012                             686,687
       800,000  Merrill Lynch & Co.                              775,393
                5.00% due 1/15/2015
                Morgan Stanley
       400,000  4.00% due 1/15/2010                              388,777
       750,000  4.75% due 4/1/2014                               712,340

                                                               5,054,759

Financial-Banks - 3.2%
     1,300,000  Bank of America Corp.                          1,284,920
                4.875% due 9/15/2012
       600,000  Bank One Corp.                                   600,406
                5.25% due 1/30/2013
     1,000,000  BB&T Corp.                                       951,153
                4.90% due 6/30/2017
                Citigroup, Inc.
     1,300,000  4.625% due 8/3/2010                            1,285,643
     1,600,000  5.00% due 9/15/2014                            1,562,016
       700,000  City Nat'l. Corp.                                690,949
                5.125% due 2/15/2013
       800,000  Credit Suisse First Boston Corp.                 840,978
                6.50% due 1/15/2012
       700,000  HSBC USA, Inc.                                   669,187
                4.625% due 4/1/2014
     1,400,000  J.P. Morgan Chase & Co.                        1,435,795
                5.75% due 1/2/2013
       750,000  MBNA America Bank Nat'l. Tr.                     817,874
                7.125% due 11/15/2012
       900,000  Sovereign Bank, Inc.                             883,941
                5.125% due 3/15/2013
     1,000,000  Wachovia Capital Tr. III                       1,011,926
                5.80% due 3/15/2042(1)
       700,000  Wachovia Corp.                                   691,838
                5.25% due 8/1/2014
       350,000  Washington Mutual Bank, FA                       348,124
                5.65% due 8/15/2014

                                                              13,074,750

Food and Beverage - 0.4%
       500,000  Diageo Capital PLC                               496,709
                5.50% due 9/30/2016
     1,050,000  Kellogg Co.                                    1,020,610
                2.875% due 6/1/2008
       250,000  Kraft Foods, Inc.                                246,351
                5.25% due 10/1/2013

                                                               1,763,670

Health Care - 0.3%
       575,000  Aetna, Inc.                                      595,936
                6.00% due 6/15/2016
       800,000  Fisher Scientific Int'l., Inc.                   801,941
                6.125% due 7/1/2015

                                                               1,397,877

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Home Construction - 0.3%
$    1,000,000  Ryland Group, Inc.                        $      998,559
                5.375% due 6/1/2008

Insurance - 1.2%
       700,000  AXA SA                                           684,955
                6.463% due 12/31/2049+
       900,000  Genworth Financial, Inc.                         869,097
                4.95% due 10/1/2015
       400,000  Liberty Mutual Group, Inc.                       427,346
                7.50% due 8/15/2036+
     1,000,000  MetLife, Inc.                                    976,393
                6.40% due 12/15/2036(1)
       800,000  Symetra Financial Corp.                          810,747
                6.125% due 4/1/2016+
       900,000  UnumProvident Finance Co.                        938,509
                6.85% due 11/15/2015+

                                                               4,707,047

Media-Cable - 0.7%
     1,800,000  Comcast Cable Comm., Inc.                      1,863,621
                6.875% due 6/15/2009
       800,000  Comcast Corp.                                    800,912
                6.45% due 3/15/2037

                                                               2,664,533

Media-NonCable - 0.1%
       500,000  News America Hldgs., Inc.                        579,305
                8.00% due 10/17/2016

Metals and Mining - 0.5%
       900,000  Freeport-McMoRan
                Copper & Gold, Inc.                              947,250
                10.125% due 2/1/2010
       650,000  Noranda, Inc.                                    671,878
                6.00% due 10/15/2015
       500,000  Steel Dynamics, Inc.                             500,625
                6.75% due 4/1/2015+

                                                               2,119,753

Natural Gas-Pipelines - 0.1%
       400,000  Enterprise Prods. Operating LP                   437,715
                8.375% due 8/1/2066(1)

Paper and Forest Products - 0.1%
       275,000  Weyerhaeuser Co.                                 288,867
                6.75% due 3/15/2012

Pharmaceuticals - 0.5%
                Genentech, Inc.
       400,000  4.75% due 7/15/2015                              384,600
       900,000  5.25% due 7/15/2035                              825,682
       400,000  Schering-Plough Corp.                            407,538
                5.55% due 12/1/2013
       425,000  Wyeth                                            422,653
                6.00% due 2/15/2036

                                                               2,040,473

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Railroads - 0.3%
$      400,000  CSX Corp.                                 $      395,833
                4.875% due 11/1/2009
       950,000  Norfolk Southern Corp.                           995,813
                6.75% due 2/15/2011

                                                               1,391,646

Real Estate Investment Trusts - 1.2%
       700,000  ERP Operating LP                                 694,557
                5.375% due 8/1/2016
       450,000  Federal Realty Investment Tr.                    466,236
                6.20% due 1/15/2017
       500,000  Highwoods Realty Ltd.                            496,354
                5.85% due 3/15/2017+
       550,000  Liberty Ppty. LP                                 586,117
                7.25% due 3/15/2011
       275,000  Regency Centers LP                               291,050
                6.75% due 1/15/2012
       750,000  Simon Ppty. Group LP                             733,852
                5.25% due 12/1/2016
       850,000  USB Realty Corp.                                 854,851
                6.091% due 12/22/2049+(1)
       900,000  Westfield Group                                  904,150
                5.40% due 10/1/2012+

                                                               5,027,167

Retailers - 0.3%
       700,000  J.C. Penney Co., Inc.                            756,290
                7.40% due 4/1/2037
       350,000  Wal-Mart Stores, Inc.                            331,073
                4.50% due 7/1/2015

                                                               1,087,363

Supermarkets - 0.1%
       350,000  Kroger Co.                                       381,417
                7.50% due 4/1/2031

Technology - 0.2%
       850,000  Cisco Systems, Inc.                              855,880
                5.50% due 2/22/2016

Utilities-Electric - 1.5%
       750,000  Alabama Power Co.                                701,064
                5.65% due 3/15/2035
       750,000  Exelon Corp.                                     728,445
                4.45% due 6/15/2010
       750,000  Florida Power & Light Co.                        664,744
                4.95% due 6/1/2035
     1,200,000  Nevada Power Co.                               1,209,929
                5.875% due 1/15/2015
       350,000  Pacific Gas & Electric Co.                       350,856
                6.05% due 3/1/2034
       850,000  Potomac Edison Co.                               835,886
                5.35% due 11/15/2014
     1,000,000  Public Service Co. of New Mexico                 987,578
                4.40% due 9/15/2008

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
$      500,000  Public Service Electric Gas Co.           $      497,785
                5.125% due 9/1/2012

                                                               5,976,287

Wireless Communications - 0.6%
     1,250,000  New Cingular Wireless Svcs., Inc.              1,407,094
                8.125% due 5/1/2012
       700,000  Sprint Capital Corp.                             724,909
                6.90% due 5/1/2019
       350,000  Vodafone Group PLC                               337,883
                6.15% due 2/27/2037

                                                               2,469,886

Wireline Communications - 1.3%
       600,000  AT&T, Inc.                                       639,655
                6.80% due 5/15/2036
       750,000  Deutsche Telekom Int'l. Finance BV               928,994
                8.25% due 6/15/2030(1)
       350,000  Embarq Corp.                                     356,841
                7.082% due 6/1/2016
                France Telecom S.A.
       800,000  7.75% due 3/1/2011(1)                            871,582
       335,000  8.50% due 3/1/2031(1)                            435,386
       550,000  Telecom Italia Capital                           521,810
                5.25% due 10/1/2015
       600,000  Verizon Comm., Inc.                              600,371
                5.55% due 2/15/2016
       750,000  Verizon Global Funding Corp.                     709,258
                5.85% due 9/15/2035

                                                               5,063,897

                Total Corporate Bonds                         75,075,642
                (Cost $74,826,150)

Mortgage Pass-Through Securities - 19.7%
                FHLMC
$   11,686,371  5.50% due 9/1/2034 - 12/1/2036            $   11,572,096
         4,714  7.00% due 8/1/2008                                 4,747
                FNMA
     4,451,294  5.00% due 8/1/2021                             4,389,917
    20,882,162  5.00% due 1/1/2033 - 6/1/2036                 20,199,539
     3,525,804  5.278% due 6/1/2036(1)                         3,533,997
     4,168,395  5.50% due 8/1/2019 - 10/1/2020                 4,182,984
       124,602  5.50% due 6/1/2034                               123,509
    11,351,875  5.50% due 4/1/2035 - 1/1/2037                 11,238,160
     3,714,456  5.783% due 12/1/2036(1)                        3,748,155
     1,616,078  6.00% due 8/1/2021                             1,643,045
     1,986,761  6.00% due 10/1/2036                            2,001,529
     3,399,252  6.222% due 8/1/2046(1)                         3,458,310
       962,417  6.50% due 8/1/2010 - 12/1/2014                   982,582
       134,515  6.50% due 7/1/2014                               137,553
     9,013,338  6.50% due 8/1/2036                             9,194,737
       645,390  7.00% due 9/1/2014 - 6/1/2032                    670,222
       508,074  7.50% due 12/1/2029                              532,579
       165,660  8.00% due 6/1/2008 - 9/1/2030                    174,617
            11  8.25% due 1/1/2009                                    11
                GNMA

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
$    1,246,776  6.00% due 10/15/2032 - 12/15/2033         $    1,266,034
       115,984  6.50% due 2/15/2032                              119,225
       953,370  6.50% due 4/15/2033                              980,584

                Total Mortgage Pass-
                Through Securities                            80,154,132
                (Cost $79,624,377)

Sovereign Debt Securities - 0.7%
                Pemex Project Funding Master Tr.
$      275,000  6.625% due 6/15/2035                      $      283,250
     1,200,000  7.875% due 2/1/2009(1)                         1,251,000
       700,000  Quebec Province                                  676,415
                4.60% due 5/26/2015
       450,000  United Mexican States                            445,050
                4.625% due 10/8/2008

                Total Sovereign Debt Securities                2,655,715
                (Cost $2,628,875)

Taxable Municipal Security - 0.1%
$      450,000  Oregon Sch. Brds. Association             $      415,651
                4.759% due 6/30/2028
                (Cost $450,000)

U.S. Government Securities - 19.6%
U.S. Government Agency Securities - 4.2%
$    7,300,000  FHLB                                      $    7,066,707
                5.125% due 7/17/2018
                FHLMC
     4,500,000  2.875% due 5/15/2007                           4,487,062
       910,000  3.15% due 12/16/2008                             884,268
     4,255,000  5.00% due 7/2/2018                             4,061,666
       760,000  FNMA                                             749,578
                4.50% due 12/1/2009

                                                              17,249,281

U.S. Treasury Bonds and Notes - 15.4%
                U.S. Treasury Bonds
     8,045,000  4.50% due 2/15/2036                            7,584,923
     1,380,000  6.25% due 8/15/2023                            1,584,305
     2,880,000  8.125% due 8/15/2019                           3,761,101
     1,900,000  8.50% due 2/15/2020                            2,561,141
                U.S. Treasury Notes
        98,000  4.50% due 11/30/2011                              97,843
        55,000  4.625% due 11/30/2008                             54,961
    16,485,000  4.625% due 11/15/2009                         16,510,107
       525,000  4.625% due 2/29/2012                             526,948
    26,055,000  4.625% due 2/15/2017                          26,002,082
     2,640,000  4.75% due 2/28/2009                            2,646,188
     1,088,000  4.75% due 2/15/2010                            1,094,205

                                                              62,423,804

                Total U.S. Government Securities              79,673,085
                (Cost $79,519,530)

Commercial Paper - 3.0%
Food and Staples Retailing - 1.5%
$    6,000,000  Sysco Corp.                               $    5,999,100
                5.40% due 4/2/2007

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Personal Products - 1.5%
$    6,000,000  Lauder Estee Cos., Inc.                   $    5,999,102
                5.39% due 4/2/2007

                Total Commercial Paper                        11,998,202
                (Cost $11,998,202)

Shares                                                            Value
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Other Investments - For Trustee Deferred Compensation Plan (2) - 0.0%
             6  RS Core Equity Fund, Class A              $          214
            22  RS Emerging Growth Fund, Class A                     779
            64  RS Global Natural Resources Fund,
                Class A                                            2,112
            49  RS Growth Fund, Class A                              751
           139  RS Investors Fund, Class A                         1,670
            43  RS Midcap Opportunities Fund, Class A                630
            12  RS Partners Fund, Class A                            447
            22  RS Smaller Company Growth Fund,
                Class A                                              470
            15  RS Value Fund, Class A                               449

                Total Other Investments - For
                Trustee Deferred Compensation Plan                 7,522
                (Cost $7,421)

Principal                                                         Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ----- -- -- -- --
Repurchase Agreement - 1.9%
$    7,932,000  State Street Bank and Trust Co.           $    7,932,000
                repurchase agreement,
                dated 3/30/2007, maturity
                value $7,935,404 at
                5.15%, due 4/2/2007(3)
                (Cost $7,932,000)

Total Investments - 99.4%                                    404,029,428
(Cost $403,527,504)
Cash, Receivables, and Other
Assets Less Liabilities - 0.6%                                 2,251,619

Net Assets - 100%                                         $  406,281,047

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $26,240,746 representing 6.5% of net asset of which have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1) Interest accrual can change due to structural features. The rate shown is the rate in effect at 3/31/2007.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $7,945,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $8,093,969.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $      2,601,647
Gross unrealized depreciation .................       (2,276,422)
                                                ----------------
Net unrealized appreciation ................... $        325,225
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Low Duration Bond VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

   Principal
   Amount                                           Value
----------------------------------------------------------

Asset Backed Securities - 18.6%
$    260,000  American Express Credit Acct. Master Tr.
              2004-3 A
              4.35% due 12/15/2011            $    256,852
     249,282  Ameriquest Mtg. Secs., Inc.
              2003-5 A6
              4.541% due 4/25/2033                 241,497
     280,000  Bank One Issuance Tr.
              2003-A7 A7
              3.35% due 3/15/2011                  274,331
     420,000  Capital Auto Receivables Asset Tr.
              2006-SN1A A3
              5.31% due 10/20/2009+                420,314
     410,000  Carmax Auto Owner Tr.
              2005-1 A4
              4.35% due 3/15/2010                  405,838
      45,970  Caterpillar Financial Asset Tr.
              2004-A A3
              3.13% due 1/26/2009                   45,760
     360,000  Chase Funding Mtg. Loan Tr.
              2004-1 1A6
              4.266% due 6/25/2015                 345,556
     171,915  Chase Manhattan Auto Owner Tr.
              2003-A A4
              2.06% due 12/15/2009                 171,675
     280,000  CitiFinancial Mtg. Sec., Inc.
              2003-3 AF5
              4.553% due 8/25/2033                 273,943
              Countrywide Asset-Backed Certificates Tr.
      28,115  2004-10 AF3
              3.842% due 10/25/2030                 28,010
     178,486  2004-S1 A2
              3.872% due 3/25/2020                 176,033
     435,000  Ford Credit Auto Owner Tr.
              2005-B A4
              4.38% due 1/15/2010                  431,128
       8,519  Navistar Financial Corp. Owner Tr.
              2004-A A3
              2.01% due 8/15/2008                    8,505
     390,000  Renaissance Home Equity Loan Tr.
              2005-2 AF3
              4.499% due 8/25/2035(1)              385,765
              Residential Asset Mtg. Prods., Inc. Tr.
     390,000  2003-RZ4 A5
              4.66% due 2/25/2032                  385,257
     433,270  2003-RS3 AI4
              5.67% due 4/25/2033(1)               433,473
      78,604  2002-RS4 AI5
              6.163% due 8/25/2032(1)               78,272
      44,440  Residential Funding Mtg. Secs. Tr.
              2003-HS3 AI2
              3.15% due 7/25/2018                   43,987

   Principal
   Amount                                           Value
----------------------------------------------------------

$    137,318  Volkswagen Auto Lease Tr.
              2004-A A4A
              3.09% due 8/20/2010             $    137,119
     413,000  World Omni Auto Receivables Tr.
              2005-A A4
              3.82% due 11/12/2011                 406,251

              Total Asset Backed Securities
              (Cost $4,968,428)                  4,949,566

Collateralized Mortgage Obligations - 9.2%
$    124,733  Countrywide Home Loan Tr.
              2002-19 1A1
              6.25% due 11/25/2032            $    125,002
              FHLMC
     282,880  2598 QC
              4.50% due 6/15/2027                  279,505
     180,511  1534 Z
              5.00% due 6/15/2023                  179,235
     102,564  2500 TD
              5.50% due 2/15/2016                  102,419
      84,439  20 H
              5.50% due 10/25/2023                  84,494
     250,000  2470 VB
              6.00% due 8/15/2018                  250,567
      76,811  1650 J
              6.50% due 6/15/2023                   77,300
              FNMA
     203,339  2003-24 PU
              3.50% due 11/25/2015                 196,930
     222,174  2003-63 GU
              4.00% due 7/25/2033                  218,783
     260,000  2005-39 CL
              5.00% due 12/25/2021                 258,531
     235,546  2003-13 ME
              5.00% due 2/25/2026                  234,039
      12,365  2002-55 PC
              5.50% due 4/25/2026                   12,317
     196,354  2006-45 AC
              5.50% due 6/25/2036                  195,397
      15,840  GNMA
              2002-93 NV
              4.75% due 2/20/2032                   15,589
     156,829  J.P. Morgan Mtg. Tr.
              2005-S2 2A15
              6.00% due 9/25/2035                  156,805
      47,528  Wells Fargo Mtg.-Backed Secs. Tr.
              2005-14 2A1
              5.50% due 12/25/2035                  46,644

              Total Collateralized Mortgage Obligations
              (Cost $2,460,418)                  2,433,557

Commercial Mortgage Backed Securities - 14.1%
$    410,677  Chase Comm'l. Mtg. Secs. Corp.
              1998-2 A2
              6.39% due 11/18/2030            $    416,224
     314,185  Comm'l. Mtg. Asset Tr.
              1999-C1 A3
              6.64% due 1/17/2032                  321,578

   Principal
   Amount                                           Value
----------------------------------------------------------

$    185,000  Crown Castle Towers LLC
              2005-1A AFX
              4.643% due 6/15/2035+           $    182,556
     250,000  Four Times Square Tr.
              2000-4TS A2
              7.795% due 4/15/2015+                270,363
              GMAC Comm'l. Mtg. Secs., Inc.
      33,056  1997-C1 A3
              6.869% due 7/15/2029                  33,036
     227,370  1999-C2 A2
              6.945% due 9/15/2033                 234,224
              Greenwich Capital Comm'l. Funding Corp.
      27,061  2004-GG1 A2
              3.835% due 6/10/2036                  26,910
     274,000  2005-GG3 A2
              4.305% due 8/10/2042                 268,716
              J.P. Morgan Chase Comm'l. Mtg. Secs. Corp.
     350,677  2004-C1 A1
              3.053% due 1/15/2038                 339,384
     250,000  2001-C1 A3
              5.857% due 10/12/2035                256,885
              LB UBS Comm'l. Mtg. Tr.
     250,000  2003-C1 A2
              3.323% due 3/15/2027                 245,548
      97,225  2001-C3 A1
              6.058% due 6/15/2020                  98,871
     213,769  2000-C5 A1
              6.41% due 12/15/2019                 214,833
     560,000  Morgan Stanley Capital I, Inc.
              1999-RM1 E
              7.005% due 12/15/2031(1)             576,215
     252,828  Salomon Brothers Mtg. Secs. VII, Inc.
              2001-C2 A2
              6.168% due 2/13/2010                 254,649

              Total Commercial Mortgage Backed Securities
              (Cost $3,770,098)                  3,739,992

Corporate Bonds - 36.0%
Aerospace and Defense - 0.4%
$     96,000  Raytheon Co.
              4.50% due 11/15/2007            $     95,492

Automotive - 1.2%
     300,000  Daimler Chrysler NA Hldg. Corp.
              4.75% due 1/15/2008                  298,586

Chemicals - 3.2%
     207,000  ICI Wilmington, Inc.
              7.05% due 9/15/2007                  208,259
     150,000  Lyondell Chemical Co.
              10.875% due 5/1/2009                 150,750

   Principal
   Amount                                           Value
----------------------------------------------------------

$    250,000  Potash Corp. Saskatchewan
              7.125% due 6/15/2007            $    250,866
     250,000  Praxair, Inc.
              4.75% due 7/15/2007                  249,676

                                                   859,551

Construction Machinery - 1.1%
     200,000  Caterpillar Financial Svcs.
              3.10% due 5/15/2007                  199,458
     100,000  John Deere Capital Corp.
              3.625% due 5/25/2007                  99,742

                                                   299,200

Electric - 1.5%
     150,000  Entergy Gulf States, Inc.
              3.60% due 6/1/2008                   147,017
     250,000  Pepco Holdings, Inc.
              5.50% due 8/15/2007                  249,902

                                                   396,919

Energy - 2.4%
     250,000  Anadarko Petroleum Corp.
              3.25% due 5/1/2008                   244,406
     200,000  Occidental Petroleum Corp.
              4.00% due 11/30/2007                 198,439
     187,200  RAS Laffan Liquefied Natural Gas Co. Ltd.
              3.437% due 9/15/2009+                186,550

                                                   629,395

Entertainment - 1.0%
     275,000  AOL Time Warner, Inc.
              6.15% due 5/1/2007                   275,073

Finance Companies - 4.3%
     200,000  Capital One Bank Co.
              4.25% due 12/1/2008                  196,882
     300,000  General Electric Capital Corp.
              3.50% due 8/15/2007                  298,131
     250,000  General Motors Acceptance Corp.
              4.375% due 12/10/2007                246,848
     250,000  Istar Financial, Inc.
              7.00% due 3/15/2008                  253,176
     150,000  Residential Capital Corp.
              6.125% due 11/21/2008                149,923

                                                 1,144,960

Financial-Banks - 1.9%
     250,000  Popular NA, Inc.
              3.875% due 10/1/2008                 245,071
     250,000  Sovereign Bank, Inc.
              4.00% due 2/1/2008                   247,180

                                                   492,251

Home Construction - 0.9%
     250,000  Ryland Group, Inc.
              5.375% due 6/1/2008                  249,640

   Principal
   Amount                                           Value
----------------------------------------------------------

Insurance - 2.4%
$    250,000  UnitedHealth Group, Inc.
              3.375% due 8/15/2007            $    248,135
     150,000  UnumProvident Corp.
              5.859% due 5/15/2009                 151,294
     250,000  WellPoint, Inc.
              3.75% due 12/14/2007                 247,211

                                                   646,640

Lodging - 0.8%
     200,000  Starwood Hotels & Resorts Worldwide, Inc.
              7.375% due 5/1/2007                  200,154

Media-Cable - 1.0%
     250,000  Comcast Corp.
              7.625% due 4/15/2008                 255,238

Media-NonCable - 0.4%
     100,000  R.H. Donnelley Fin. Corp I
              10.875% due 12/15/2012               108,000

Metals and Mining - 1.3%
     350,000  Steel Dynamics, Inc.
              9.50% due 3/15/2009                  357,875

Natural Gas-Distributors - 1.0%
     240,000  ONEOK, Inc.
              7.125% due 4/15/2011                 254,909

Natural Gas-Pipelines - 2.0%
     275,000  Enterprise Prod. Operating LP
              4.00% due 10/15/2007                 272,995
     250,000  Sempra Energy
              4.621% due 5/17/2007                 249,724

                                                   522,719

Paper and Forest Products - 1.8%
     250,000  Int'l. Paper Co.
              3.80% due 4/1/2008                   245,685
     250,000  Packaging Corp. of America
              4.375% due 8/1/2008                  246,063

                                                   491,748

Retailers - 2.9%
     250,000  CVS Corp.
              3.875% due 11/1/2007                 247,809
     255,000  Federated Dept. Stores, Inc.
              6.625% due 9/1/2008                  258,942
     250,000  J. C. Penney Corp., Inc.
              6.50% due 12/15/2007                 251,492

                                                   758,243

Supermarkets - 0.9%
     250,000  Safeway, Inc.
              7.00% due 9/15/2007                  251,701

Transportation Services - 0.9%
     250,000  FedEx Corp.
              2.65% due 4/1/2007                   250,000

   Principal
   Amount                                           Value
----------------------------------------------------------

Utilities-Electric and Water - 1.8%
$    230,000  American Electric Power Co., Inc.
              4.709% due 8/16/2007(1)         $    229,325
     250,000  Tampa Electric Co.
              5.375% due 8/15/2007                 249,926

                                                   479,251

Wireline Communications - 0.9%
     250,000  Telecom Italia Capital
              4.00% due 11/15/2008                 245,069

              Total Corporate Bonds
              (Cost $9,585,344)                  9,562,614

Mortgage Pass-Through Security - 1.0%
$    255,153  FNMA
              6.222% due 8/1/2046(1)
              (Cost $257,665)                 $    259,586

Sovereign Debt Security - 0.9%
$    250,000  United Mexican States
              4.625% due 10/8/2008
              (Cost $247,612)                 $    247,250

U.S. Government Securities - 19.0%
U.S. Government Agency Securities - 12.7%
$    415,000  FHLMC
              3.15% due 12/16/2008            $    403,265
              FNMA
     140,000  3.75% due 3/18/2010(1)               137,200
     410,000  4.50% due 12/1/2009                  404,377
   1,325,000  5.00% due 10/15/2011 -
                2/16/2012                        1,332,981
   1,080,000  5.125% due 4/15/2011               1,091,107

                                                 3,368,930

U.S. Treasury Notes - 6.3%
   U.S. Treasury Notes
     700,000  4.50% due 11/30/2011                 698,879
     200,000  4.625% due 2/29/2012                 200,742
     395,000  4.625% due 12/31/2011                396,312
     370,000  4.75% due 2/28/2009                  370,867

                                                 1,666,800

              Total U.S. Government Securities
              (Cost $5,022,422)                  5,035,730

   Shares                                        Value
----------------------------------------------------------

Other Investments - For Trustee Deferred Compensation Plan (2) - 0.0%
      0++     RS Core Equity Fund, Class A    $         15
           2  RS Emerging Growth Fund,
                 Class A                                55
           4  RS Global Natural Resources Fund,
                 Class A                               148
           3  RS Growth Fund, Class A                   53
          10  RS Investors Fund, Class A               117
           3  RS Midcap Opportunities Fund,
                 Class A                                44
           1  RS Partners Fund, Class A                 31
           2  RS Smaller Company Growth Fund,
                 Class A                                33

   Shares                                        Value
----------------------------------------------------------

           1  RS Value Fund, Class A          $         32

              Total Other Investments - For Trustee
               Deferred Compensation Plan
              (Cost $520)                              528



   Principal
   Amount                                           Value
----------------------------------------------------------

Repurchase Agreement - 2.1%
$    555,000  State Street Bank and Trust Co.
              repurchase agreement,
              dated 3/30/2007, maturity
              value $555,238 at
              5.15%, due 4/2/2007(3)
              (Cost $555,000)                 $    555,000

Total Investments - 100.9%
(Cost $26,867,507)                               26,783,823
Liabilities in Excess of Cash, Receivables
 and Other Assets - (0.9)%                         -228,725

Net Assets - 100%                             $  26,555,098


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $1,059,783 representing 4.0% of net asset of which have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
++  Rounds to less than 1 share.
(1) Interest accrual can change due to structural features. The rate shown is the rate in effect at 3/31/2007.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $560,000 in U.S. Government Agency 5.50%, due 11/17/2016, with a value of $570,500.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $           70,330
Gross unrealized depreciation .................           (154,015)
                                                     --------------
Net unrealized depreciation ................... $          (83,685)
                                                          =========
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS High Yield Bond VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------

Corporate Bonds - 94.6%
Aerospace and Defense - 3.1%
             Alion Science & Technology
             Corp.
$    150,000 Sr. Nt.+
             10.25% due 2/1/2015      B3/CCC+     $     154,500
             Comm. & Power Inds., Inc.
     370,000 Sr. Sub. Nt.
             8.00% due 2/1/2012       B2/B-             383,875
             DRS Technologies, Inc.
     442,000 Sr. Sub. Nt.
             7.625% due 2/1/2018      B3/B              459,680
             Hawker Beechcraft
             Acquisition Co.
     220,000 Sr. Sub. Nt.+
             9.75% due 4/1/2017       Caa1/B-           229,900
             L-3 Comms. Corp.
     130,000 Sr. Sub. Nt.
             5.875% due 1/15/2015     Ba3/BB+           126,263
     150,000 Sr. Sub. Nt.
             6.125% due 7/15/2013     Ba3/BB+           147,750
     150,000 Sr. Sub. Nt.
             6.375% due 10/15/2015    Ba3/BB+           148,687
             Transdigm, Inc.
     340,000 Sr. Sub. Nt.
             7.75% due 7/15/2014      B3/B-             351,050

                                                      2,001,705

Automotive - 6.7%
             American Axle & Mfg., Inc.
     100,000 Sr. Nt.
             7.875% due 3/1/2017      Ba3/BB             99,750
             Ford Motor Credit Co.
     700,000 Nt.
             6.75% due 8/15/2008      B1/B              692,269
   1,190,000 Sr. Nt.
             7.25% due 10/25/2011     B1/B            1,156,565
     300,000 Sr. Nt.
             8.00% due 12/15/2016     B1/B              288,673
     457,000 Sr. Nt.+
             9.75% due 9/15/2010      B1/B              481,377
     430,000 Sr. Nt.
             9.875% due 8/10/2011     B1/B              455,372
             General Motors Corp.
     405,000 Sr. Deb.
             8.375% due 7/15/2033     Caa1/B-           363,487
             Goodyear Tire & Rubber Co.
     110,000 Sr. Nt.+
             8.625% due 12/1/2011     B2/B-             118,250
     110,000 Sr. Nt.+(1)
             9.14% due 12/1/2009      B2/B-             110,413
             TRW Automotive, Inc.
     338,000 Sr. Nt.+
             7.25% due 3/15/2017      BA3/BB-           331,240
             United Components, Inc.
     280,000 Sr. Sub. Nt.
             9.375% due 6/15/2013     Caa1/CCC+         289,800

                                                      4,387,196

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
Building Materials - 1.2%
             Norcraft Cos. Fin.
$    375,000 Sr. Sub. Nt.
             9.00% due 11/1/2011      B1/B-       $     386,250
             U.S. Concrete, Inc.
     385,000 Sr. Sub. Nt.
             8.375% due 4/1/2014      B2/B-             390,775

                                                        777,025

Chemicals - 6.0%
             Equistar Chemicals LP
     545,000 Sr. Nt.
             10.125% due 9/1/2008     B1/BB-            573,612
             Huntsman Int'l. LLC
     130,000 Sr. Sub. Nt.+
             7.875% due 11/15/2014    B2/B              134,388
             Koppers, Inc.
     298,000 Sr. Nt.
             9.875% due 10/15/2013    B2/B              323,330
             Lyondell Chemical Co.
      50,000 Sr. Nt.
             8.00% due 9/15/2014      B1/B+              52,375
   2,538,000 Sr. Sub. Nt.
             10.875% due 5/1/2009     B2/B            2,550,690
             Momentive Performance
             Materials, Inc.
     260,000 Sr. Nt.+
             9.75% due 12/1/2014      B3/B-             267,800

                                                      3,902,195

Construction Machinery - 2.0%
             Ashtead Capital, Inc.
     255,000 Nt.+
             9.00% due 8/15/2016      B3/B              271,575
             Ashtead Hldgs. PLC
     170,000 Sr. Nt.+
             8.625% due 8/1/2015      B3/B              177,650
             Rental Svc. Corp.
      30,000 Sr. Nt.+
             9.50% due 12/1/2014      Caa1/B-            31,950
             Titan Int'l Inc.
     120,000 Sr. Nt.+
             8.00% due 1/15/2012      B3/B              123,450
             United Rentals NA, Inc.
     672,000 Sr. Sub. Nt.
             7.75% due 11/15/2013     B3/B              690,480

                                                      1,295,105

Consumer Products - 2.6%
             Elizabeth Arden, Inc.
     555,000 Sr. Sub. Nt.
             7.75% due 1/15/2014      B1/B-             566,100
             Jafra Cosmetics Int'l., Inc.
     387,000 Sr. Sub. Nt.
             10.75% due 5/15/2011     B1/B-             409,736
             Jarden Corp.
     375,000 Sr. Sub. Nt.
             7.50% due 5/1/2017       B3/B-             378,750
             Riddell Bell Hldgs., Inc.
     382,000 Sr. Sub. Nt.
             8.375% due 10/1/2012     B3/B-             377,225

                                                      1,731,811

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
Diversified Manufacturing - 0.4%
             American Railcar Inds., Inc.
$     80,000 Sr. Nt.+
             7.50% due 3/1/2014       B1/BB-      $      82,200
             Baldor Electric Co.
     120,000 Sr. Nt.
             8.625% due 2/15/2017     B3/B              126,900
             ESCO Corp.
      65,000 Sr. Nt.+
             8.625% due 12/15/2013    B2/B               68,900

                                                        278,000

Electric - 3.6%
             Nevada Power Co.
     255,000 Mtg. Nt. Ser. N
             6.65% due 4/1/2036       Ba1/BB+           265,737
             NRG Energy, Inc.
     260,000 Sr. Nt.
             7.375% due 1/15/2017     B1/B-             266,825
             Reliant Resources, Inc.
     340,000 Sr. Sec. Nt.
             9.50% due 7/15/2013      B2/B              370,175
             Sierra Pacific Resources
     390,000 Sr. Nt.
             8.625% due 3/15/2014     B1/B              421,875
             TECO Energy, Inc.
     145,000 Sr. Nt.
             6.75% due 5/1/2015       Ba2/BB            152,431
     840,000 Nt.
             7.00% due 5/1/2012       Ba2/BB            886,200

                                                      2,363,243

Energy - 5.4%
             Allis-Chalmers Energy, Inc.
     210,000 Sr Nt.
             9.00% due 1/15/2014      B3/B              211,575
             Basic Energy Svcs., Inc.
     170,000 Sr. Nt.
             7.125% due 4/15/2016     B1/B              165,750
             Belden & Blake Corp.
     170,000 Sr. Sec. Nt.
             8.75% due 7/15/2012      Caa2/CCC+         173,825
             Chaparral Energy, Inc.
     235,000 Sr. Nt.
             8.50% due 12/1/2015      Caa1/CCC+         232,063
             Chesapeake Energy Corp.
     228,000 Sr. Nt.
             6.375% due 6/15/2015     Ba2/BB            226,860
     255,000 Sr. Nt.
             7.625% due 7/15/2013     Ba2/BB            270,937
             Complete Production
             Svcs., Inc.
     130,000
             Sr. Nt.+
             8.00% due 12/15/2016     B2/B              133,250
             Encore Acquisition Co.
     450,000 Sr. Sub. Nt.
             7.25% due 12/1/2017      B1/B              427,500
             Hanover Compressor Co.
      85,000 Sr. Nt.
             7.50% due 4/15/2013      B2/B               87,125
             Hilcorp Energy I LP

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
$    125,000 Sr. Nt.+
             7.75% due 11/1/2015      B3/B        $     122,813
     170,000 Sr. Nt.+
             9.00% due 6/1/2016       B3/B              180,200
             OPTI Canada, Inc.
      65,000 Sr. Sec. Nt.+
             8.25% due 12/15/2014     B1/BB              67,600
             Pioneer Natural Resource Co.
     510,000 Sr. Nt.
             6.875% due 5/1/2018      Ba1/BB+           501,262
             Pride Int'l., Inc.
     168,000 Sr. Nt.
             7.375% due 7/15/2014     Ba2/BB-           172,200
             Western Oil Sands, Inc.
     222,000 Sr. Sec. Nt.
             8.375% due 5/1/2012      Ba3/BBB-          248,085
             Whiting Petroleum Corp.
     300,000 Sr. Sub. Nt.
             7.00% due 2/1/2014       B1/B              292,500

                                                      3,513,545

Entertainment - 0.3%
             Snoqualmie Entertainment
             Authority
     215,000 Nt.+
             9.125% due 2/1/2015      B3/B              221,719

Environmental - 0.4%
             Allied Waste NA, Inc.
     250,000 Sr. Nt.
             7.875% due 4/15/2013     B1/BB             259,375

Financial-Other - 0.6%
             NCO Group, Inc.
     250,000 Sr. Nt.+(1)
             10.23% due 11/15/2013    B3/B-             250,625
     130,000 Sr. Sub. Nt.+
             11.875% due 11/15/2014   Caa1/B-           136,988

                                                        387,613

Food and Beverage - 3.5%
             Aramark Corp.
     228,000 Sr. Nt.+
             8.50% due 2/1/2015       B3/B-             237,120
     108,000 Sr. Nt.+(1)
             8.86% due 2/1/2015       B3/B-             110,970
             ASG Consolidated LLC
     420,000 Sr. Disc. Nt.(2)
             0/11.50% due 11/1/2011   B3/B-             380,100
             Constellation Brands, Inc.
     510,000 Sr. Nt.
             7.25% due 9/1/2016       Ba3/BB-           516,375
             Del Monte Corp.
     441,000 Sr. Sub. Nt.
             6.75% due 2/15/2015      B2/B              436,039
             Michael Foods, Inc.
     580,000 Sr. Sub. Nt.
             8.00% due 11/15/2013     B3/B-             588,700

                                                      2,269,304

Gaming - 6.6%
             Boyd Gaming Corp.
     510,000 Sr. Sub. Nt.
             6.75% due 4/15/2014      Ba3/B+            508,725

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
$    340,000 Sr. Sub. Nt.
             7.125% due 2/1/2016      Ba3/B+      $     333,200
             Buffalo Thunder Dev. Auth.
     110,000 Sr. Sec. Nt.+
             9.375% due 12/15/2014    B2/B              112,200
             Great Canadian Gaming Corp.
     110,000 Sr. Sub. Nt.+
             7.25% due 2/15/2015      B2/B+             110,688
             Harrahs Operating Co.,  Inc.
   1,040,000 Nt.
             6.50% due 6/1/2016       Baa3/BB           921,378
             MGM Mirage, Inc.
     660,000 Sr. Nt.
             7.625% due 1/15/2017     Ba2/BB            668,250
             Pokagon Gaming Authority
     170,000 Sr. Nt.+
             10.375% due 6/15/2014    B3/B              187,425
             Seminole Hard Rock
             Entertainment, Inc.
      60,000 Sr. Sec. Nt.+(1)
             7.848% due 3/15/2014     B1/BB              61,200
             Seneca Gaming Corp.
     685,000 Sr. Nt.
             7.25% due 5/1/2012       Ba2/BB            689,281
             Station Casinos, Inc.
     625,000 Sr. Sub. Nt.
             6.875% due 3/1/2016      Ba3/B             572,656
             Turning Stone Resort & Casino
     170,000 Sr. Nt.+
             9.125% due 9/15/2014     B1/B+             174,675

                                                      4,339,678

Health Care - 6.0%
             Alliance Imaging, Inc.
     540,000 Sr. Sub. Nt.
             7.25% due 12/15/2012     B3/B-             529,200
             Fresenius Medical Care
     310,000 Capital Tr.
             7.875% due 6/15/2011     B1/B+             325,500
             HCA, Inc.
     340,000 Sr. Nt.
             6.95% due 5/1/2012       Caa1/B-           328,100
     870,000 Sr. Sec. Nt.+
             9.25% due 11/15/2016     B2/BB-            938,512
             IASIS Healthcare LLC
     770,000 Sr. Sub. Nt.
             8.75% due 6/15/2014      B3/B-             796,950
             Triad Hospitals, Inc.
     700,000 Sr. Sub. Nt.
             7.00% due 11/15/2013     B2/B+             730,625
             U.S. Oncology, Inc.
     250,000 Sr. Sub. Nt.
             10.75% due 8/15/2014     B2/B-             278,750

                                                      3,927,637

Home Construction - 0.5%
             K. Hovnanian Enterprises, Inc.
     135,000 Sr. Nt.
             6.25% due 1/15/2015      Ba1/BB            117,113
     170,000 Sr. Nt.
             6.25% due 1/15/2016      Ba1/BB            145,775

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
$     85,000 Sr. Nt.
             8.625% due 1/15/2017     Ba1/BB      $      82,025

                                                        344,913

Industrial-Other - 1.5%
             Belden CDT, Inc.
     135,000 Sr. Sub. Nt.+
             7.00% due 3/15/2017      Ba2/BB-           137,703
             Compagnie Generale de
             Geophysique-Veritas
      65,000 Sr. Nt.
             7.75% due 5/15/2017      Ba3/B+             67,763
             Education Management LLC
     425,000 Sr. Nt.
             8.75% due 6/1/2014       B2/CCC+           447,312
             RBS Global, Inc. & Rexnord
             Corp.
     107,000 Sr. Nt.+
             8.875% due 9/1/2016      B3/CCC+           108,070
     107,000 Sr. Nt.
             9.50% due 8/1/2014       B3/CCC+           111,280
             Seitel Acquisition Corp.
     110,000 Sr. Nt.+
             9.75% due 2/15/2014      B3/B-             111,375

                                                        983,503

Insurance - 0.5%
             UnumProvident Finance Co.
     300,000 Sr. Nt.+
             6.85% due 11/15/2015     Ba1/BB+           312,836

Lodging - 1.0%
             Host Marriott LP
     675,000 Sr. Nt. Ser. O
             6.375% due 3/15/2015     Ba1/BB            669,938

Media-Cable - 3.7%
             Cablevision Systems Corp.
     435,000 Sr. Nt.
             8.00% due 4/15/2012      B3/B+             441,525
             Charter Comm. Hldgs. II LLC
     912,000 Sr. Nt.
             10.25% due 9/15/2010     Caa2/CCC-         962,160
             Charter Comm. Operating LLC
     278,000 Sr. Nt.+
             8.00% due 4/30/2012      B3/B-             289,467
             CSC Hldgs., Inc.
     315,000 Sr. Nt. Ser. B
             7.625% due 4/1/2011      B2/B+             322,875
             Insight Comm., Inc.
     368,000 Sr. Disc. Nt.
             12.25% due 2/15/2011     B3/CCC+           384,560
             NTL Cable PLC
      42,000 Sr. Nt.
             9.125% due 8/15/2016     B2/B-              44,310

                                                      2,444,897

Media-NonCable - 5.6%
             Block Comm., Inc.
     340,000 Sr. Nt.+
             8.25% due 12/15/2015     B2/B-             345,100
             Dex Media East LLC
     269,000 Sr. Sub. Nt.
             12.125% due 11/15/2012   B2/B              294,219

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
             EchoStar DBS Corp.
$    530,000 Sr. Nt.
             6.375% due 10/1/2011     Ba3/BB-     $     533,312
             Hughes Network Systems LLC/
             HNS Finance
      85,000 Sr. Nt.
             9.50% due 4/15/2014      B1/B-              89,463
             Idearc, Inc.
     390,000 Sr. Nt.+
             8.00% due 11/15/2016     B2/B+             401,212
             Mediacom Broadband LLC
     150,000 Sr. Nt.+
             8.50% due 10/15/2015     B3/B              153,375
             R.H. Donnelley Corp.
     119,000 Sr. Disc. Nt. Ser.  A-1
             6.875% due 1/15/2013     B3/B              115,728
     221,000 Sr. Disc. Nt. Ser.  A-2
             6.875% due 1/15/2013     B3/B              214,923
             R.H. Donnelley Fin. Corp. I
     285,000 Sr. Sub. Nt.
             10.875% due 12/15/2012   B2/B              307,800
             Radio One, Inc.
     340,000 Sr. Sub. Nt.
             6.375% due 2/15/2013     B1/B-             328,100
             Reader's Digest Assn., Inc.
     435,000 Sr. Sub. Nt.+
             9.00% due 2/15/2017      Caa1/CCC+         418,687
             Valassis Comms.,  Inc.
     500,000 Sr. Nt.+
             8.25% due 3/1/2015       B3/B-             491,250

                                                      3,693,169

Metals and Mining - 2.1%
             Aleris Int'l Inc.
     260,000 Sr. Nt.+
             9.00% due 12/15/2014     B3/B-             274,300
             Freeport-McMoRan Copper &
             Gold, Inc.
     135,000 Sr. Nt.
             8.25% due 4/1/2015       Ba3/B+            145,294
     135,000 Sr. Nt.
             8.375% due 4/1/2017      Ba3/B+            145,969
     785,000 Sr. Nt.
             10.125% due 2/1/2010     Baa3/BB+          826,212

                                                      1,391,775

Natural Gas-Distributors - 1.0%
             Amerigas Partners LP
     680,000 Sr. Nt.
             7.125% due 5/20/2016     B1/NR             681,700

Natural Gas-Pipelines - 4.1%
             El Paso Natural Gas Co.
     255,000 Sr. Nt. Ser. A
             7.625% due 8/1/2010      Baa3/BB           266,113
             El Paso Performance-Linked Tr.
     170,000 Nt.+
             7.75% due 7/15/2011      Ba3/BB            180,837
             Kinder Morgan Finance Corp.
     450,000 Sr. Nt.
             5.70% due 1/5/2016       Baa2/BB-          421,923

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
             EchoStar DBS Corp.
             Markwest Energy Partners LP
$    510,000 Sr. Nt. Ser. B
             8.50% due 7/15/2016      B2/B        $     531,675
             SemGroup LP
     600,000 Sr. Nt.+
             8.75% due 11/15/2015     B1/NR             609,000
             Williams Cos., Inc.
     510,000 Sr. Nt.
             7.75% due 6/15/2031      Ba2/BB            545,700
             Williams Partners LP
     130,000 Nt.+
             7.25% due 2/1/2017       Ba3/BB+           137,475

                                                      2,692,723

Noncaptive Consumer - 0.4%
             ACE Cash Express, Inc.
     260,000 Sr. Nt.+
             10.25% due 10/1/2014     Caa1/B-           267,800

Noncaptive Diversified - 2.8%
             General Motors Acceptance
             Corp.
     340,000 Nt.
             6.15% due 4/5/2007       Ba1/BB+           340,007
   1,525,000 Nt.
             6.75% due 12/1/2014      Ba1/BB+         1,499,215

                                                      1,839,222

Packaging - 1.8%
             Crown Americas LLC
     600,000 Sr. Nt.
             7.75% due 11/15/2015     B1/B              624,000
             Owens-Brockway Glass
             Container, Inc.
     306,000 Sr. Sec. Nt.
             7.75% due 5/15/2011      Ba2/BB-           315,945
     248,000 Sr. Sec. Nt.
             8.875% due 2/15/2009     Ba2/BB-           252,960

                                                      1,192,905

Paper and Forest Products - 5.0%
             Abitibi-Consolidated, Inc.
     585,000 Nt.
             8.55% due 8/1/2010       B3/B+             592,312
             Bowater, Inc.
     600,000 Nt.
             6.50% due 6/15/2013      B3/B+             541,500
             Caraustar Inds., Inc.
     510,000 Nt.
             7.375% due 6/1/2009      B3/B+             497,250
             Graphic Packaging Int'l., Inc.
     764,000 Sr. Sub. Nt.
             9.50% due 8/15/2013      B3/B-             812,705
             Jefferson Smurfit Corp.
     580,000 Sr. Nt.
             7.50% due 6/1/2013       B3/CCC+           562,600
             Norske Skog Canada Ltd.
     260,000 Sr. Nt. Ser. D
             8.625% due 6/15/2011     B2/B+             263,900

                                                      3,270,267

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
Restaurants - 0.2%
             Sbarro, Inc.
$    107,000 Sr. Nt.+
             10.375% due 2/1/2015     Caa1/CCC    $     111,280

Retailers - 1.3%
             Autonation, Inc.
      85,000 Sr. Nt.
             7.00% due 4/15/2014      Ba2/BB+            85,850
      40,000 Sr. Nt.(1)
             7.36% due 4/15/2013      Ba2/BB+            40,400
             Michaels Stores, Inc.
     130,000 Sr. Nt.+
             10.00% due 11/1/2014     B2/CCC            139,100
     260,000 Sr. Sub. Nt.+
             11.375% due 11/1/2016    Caa1/CCC          280,150
             Rent-A-Center, Inc.
     320,000 Sr. Sub. Nt. Ser. B
             7.50% due 5/1/2010       B2/B+             322,400

                                                        867,900

Services - 1.4%
             FTI Consulting, Inc.
      75,000 Sr. Nt
             7.75% due 10/1/2016      Ba2/B+             78,750
             TDS Investor Corp.
     510,000 Sr. Nt.+(1)
             9.985% due 9/1/2014      B3/CCC+           520,200
             West Corp.
     260,000 Sr. Nt.+
             9.50% due 10/15/2014     Caa1/B-           269,100
      65,000 Sr. Sub. Nt.+
             11.00% due 10/15/2016    Caa1/B-            68,575

                                                        936,625

Supermarkets - 0.8%
             Delhaize America, Inc.
     340,000 Debt.
             9.00% due 4/15/2031      Ba1/BB+           408,517
             Supervalu, Inc.
     130,000 Sr. Nt.
             7.50% due 11/15/2014     B1/B              135,525

                                                        544,042

Technology - 4.3%
             Freescale Semiconductor, Inc.
     260,000 Sr. Nt.+
             8.875% due 12/15/2014    B1/B              260,325
     535,000 Sr. Nt.+
             9.125% due 12/15/2014    B1/B              530,987
     130,000 Sr. Nt.+(1)
             9.23% due 12/15/2014     B1/B              129,675
     130,000 Sr. Sub. Nt.+
             10.125% due 12/15/2016   B2/B              130,325
             Iron Mountain, Inc.
     750,000 Sr. Sub. Nt.
             8.625% due 4/1/2013      B3/B              771,750
             Nortel Networks Ltd.
     170,000 Sr. Nt.+(1)
             9.61% due 7/15/2011      B3/B-             181,900
     170,000 Sr. Nt.+
             10.75% due 7/15/2016     B3/B-             188,700
             NXP BV/NXP Funding LLC

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
$    100,000 Sr. Sec. Nt.+
             7.875% due 10/15/2014    Ba2/BB+     $     103,250
     100,000 Sr. Sec. Nt.+(1)
             8.11% due 10/15/2013     Ba2/BB+           102,875
             Open Solutions, Inc.
     107,000 Sr. Sub. Nt.+
             9.75% due 2/1/2015       Caa1/CCC+         110,210
             Solectron Global Fin. Ltd.
     170,000 Sr. Sub. Nt.
             8.00% due 3/15/2016      B3/B              169,575
             SunGard Data Systems, Inc.
     150,000 Sr. Nt.
             9.125% due 8/15/2013     Caa1/B-           160,875

                                                      2,840,447

Tobacco - 0.8%
             Reynolds American, Inc.
     510,000 Sr. Sec. Nt.
             7.25% due 6/1/2013       Ba2/BB            534,434

Transportation - 1.4%
             Avis Budget Car Rental LLC
      85,000 Sr. Nt.+
             7.625% due 5/15/2014     Ba3/BB-            86,700
     255,000 Sr. Nt.+
             7.75% due 5/15/2016      Ba3/BB-           260,100
      85,000 Sr. Nt.+(1)
             7.86% due 5/15/2014      Ba3/BB-            86,700
             OMI Corp.
     450,000 Sr. Nt.
             7.625% due 12/1/2013     B1/BB             456,750

                                                        890,250

Wireless Communications - 2.3%
             Centennial Cell Comm. Corp.
     215,000 Sr. Nt.
             10.125% due 6/15/2013    B2/CCC            232,200
             Inmarsat Fin. PLC
     222,000 Sr. Nt.
             7.625% due 6/30/2012     Ba3/B+            231,435
             Intelsat Bermuda Ltd.
      85,000 Sr. Nt.
             9.25% due 6/15/2016      B2/B+              94,138
             MetroPCS Wireless, Inc.
     430,000 Sr. Nt.+
             9.25% due 11/1/2014      Caa2/CCC          454,725
             Panamsat Corp.
     425,000 Sr. Nt.
             9.00% due 6/15/2016      B2/B              468,031

                                                      1,480,529

Wireline Communications - 3.7%
             Nordic Telephone Co. Hldgs.
     170,000 Sr. Nt.+
             8.875% due 5/1/2016      B2/B              181,900
             Qwest Corp.
     230,000 Sr. Nt.
             7.50% due 10/1/2014      Ba1/BB+           242,650
     375,000 Sr. Nt.
             7.625% due 6/15/2015     Ba1/BB+           400,313
     840,000 Sr. Nt.
             7.875% due 9/1/2011      Ba1/BB+           892,500

                                       Rating
   Principal                          Moody's/
   Amount                               S&P*           Value
-------------------------------------------------------------
             U.S. West Comm. Corp.
$    336,000 Debt.
             8.875% due 6/1/2031      Ba1/BB+     $     350,280
             Windstream Corp.
     110,000 Sr. Nt.+
             7.00% due 3/15/2019      Ba3/BB-           110,000
     255,000 Sr. Nt.
             8.625% due 8/1/2016      Ba3/BB-           278,906

                                                      2,456,549

             Total Corporate Bonds
             (Cost $60,397,442)                      62,102,855

Indexed Security - 2.5%
             Dow Jones Credit Default Index
$  1,650,000 Series HY-8-T3+
             7.50% due 6/29/2012
             (Cost $1,639,687)        B3/NR       $   1,635,562


   Shares                                            Value
-------------------------------------------------------------
Warrant - 0.0%
         170 XM Satellite Radio, Inc.
             exp. 3/15/2010
             (Cost $34,340)                       $         940

Other Investments - For Trustee Deferred Compensation Plan (3) - 0.0%
           1 RS Core Equity Fund, Class A         $         36
           4 RS Emerging Growth Fund,
                 Class A                                   130
          11 RS Global Natural Resources Fund,
                 Class A                                   352
           8 RS Growth Fund, Class A                       125
          23 RS Investors Fund, Class A                    278
           7 RS Midcap Opportunities Fund,
                 Class A                                   105
           2 RS Partners Fund, Class A                      74
           4 RS Smaller Company Growth Fund,
                 Class A                                    78
           3 RS Value Fund, Class A                         75

             Total Other Investments - For Trustee
             Deferred Compensation Plan
             (Cost $1,236)                               1,253


   Principal
   Amount                                              Value
-------------------------------------------------------------
Repurchase Agreement - 3.6%
$  2,384,000 State Street Bank and Trust Co.
             repurchase agreement,
             dated 3/30/2007, maturity
             value $1,683,954 at
             5.15%, due 4/2/2007(4)
             (Cost $2,384,000)                    $   2,384,000

Total Investments - 100.7%
(Cost $64,456,705)                                   66,124,610
Liabilities in Excess of Cash, Receivables
  and Other Assets - (0.7)%                            -460,069

Net Assets - 100%                                 $  65,664,541


*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $15,810,404 representing 24.1% of net assets of which $15,281,829 have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1)  Floating rate note.  The rate shown is the rate in effect at 3/31/2007.
(2)  Step-up bond.
(3) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(4) The repurchase agreement is fully collateralized by $2,390,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $2,434,813.


Glossary:
NR - Not Rated.


-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $      1,837,551
Gross unrealized depreciation .................         (207,934)
                                                   --------------
Net unrealized appreciation ................... $      1,629,617
                                                       =========
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Cash Management VIP Series

Schedule of Investments

March 31, 2007 (Unaudited)

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
Corporate Bonds - 12.2%
Capital Markets - 2.3%
$  5,000,000   Morgan Stanley Group, Inc.                $   5,000,000
               5.80% due 4/1/2007

Conglomerates - 3.0%
               General Electric Capital Corp.
   1,320,000   3.45% due 7/16/2007                           1,313,019
   2,061,000   4.25% due 1/15/2008                           2,043,984
   3,245,000   5.41% due 4/15/2007(1)                        3,247,241

                                                             6,604,244

Financial - 3.3%
   1,000,000   HSBC Finance Corp.                              994,510
               4.625% due 1/15/2008
               Lehman Brothers Hldgs., Inc.
   5,000,000   4.00% due 1/22/2008                           4,947,456
   1,250,000   8.25% due 6/15/2007                           1,256,984

                                                             7,198,950

Financial-Banks - 2.3%
   5,000,000   Bank of America Corp.                         5,000,000
               5.28% due 4/2/2007(1)

Food and Staples Retailing - 1.3%
   2,725,000   Wal-Mart Stores, Inc.                         2,718,056
               4.375% due 7/12/2007

               Total Corporate Bonds                        26,521,250
               (Cost $26,521,250)

Certificates of Deposit - 8.1%
$  5,000,000   Abbey National NA                         $   5,000,219
               5.28% due 9/10/2007
   5,000,000   Barclays Bank PLC                             5,000,000
               5.305% due 5/7/2007
   2,620,000   Banque Nationale de Paris/New York            2,619,593
               5.26% due 4/3/2007(1)
   5,000,000   Societe Generale NA                           4,999,723
               5.258% due 4/10/2007(1)

               Total Certificates of Deposit                17,619,535
               (Cost $17,619,535)

U.S. Government Security - 4.6%
U.S. Government Agency Security - 4.6%
$  10,000,000  FHLB                                      $  10,000,000
               5.25% due 09/04/2007 - 11/30/2007
               (Cost $10,000,000)

Commercial Paper - 52.6%
ASSET BACKED - 6.8%
$  5,000,000   Barton Capital LLC                        $   4,991,283
               5.23% due 4/13/2007(2)
   5,000,000   Govco, Inc.                                   4,941,889
               5.23% due 6/20/2007(2)
   5,000,000   Sheffield Receivables Corp.                   4,982,434
               5.27% due 4/25/2007(2)

               TOTAL ASSET BACKED                           14,915,606

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
FINANCIAL - 22.8%
Capital Markets - 2.6%
$  5,700,000   J.P. Morgan Chase & Co.                   $   5,699,148
               5.38% due 4/2/2007

Diversified Financial Services - 2.3%
   5,000,000   Credit Suisse First
               Boston (USA), Inc.                            4,963,680
               5.23% due 5/21/2007

Finance Companies - 1.8%
   3,950,000   Private Export Funding Corp.                  3,947,709
               5.22% due 4/5/2007

Financial-Banks - 11.5%
   5,000,000   BNP Paribas Finance, Inc.                     4,996,366
               5.233% due 4/6/2007
   5,000,000   Depfa Bank PLC                                4,993,450
               5.24% due 4/10/2007(2)
   5,000,000   Deutsche Bank Financial LLC                   4,988,289
               5.27% due 4/17/2007
   5,000,000   HVB U.S. Finance, Inc.                        4,993,438
               5.25% due 4/10/2007(2)
     200,000   Societe Generale NA                             199,679
               5.25% due 4/12/2007
   5,000,000   UBS Finance LLC                               4,984,019
               5.23% due 4/23/2007

                                                            25,155,241

Financial-Other - 4.6%
   5,000,000   Bear Stearns Co.,  Inc.                       4,970,945
               5.23% due 5/11/2007
   5,000,000   Rabobank U.S. Financial Corp.                 4,994,183
               5.235% due 4/9/2007

                                                             9,965,128

               TOTAL FINANCIAL                              49,730,906

INDUSTRIAL - 23.0%
Aerospace and Defense - 2.3%
$  5,000,000   United Technologies Corp.                 $   4,997,078
               5.26% due 4/5/2007

Agricultural - 2.3%
   5,000,000   Cargill, Inc.                                 4,999,250
               5.40% due 4/2/2007

Automotive - 4.6%
   5,000,000   BMW US Capital LLC                            4,999,275
               5.22% due 4/2/2007(2)
   5,000,000   Toyota Motor Credit Corp.                     4,986,925
               5.23% due 4/19/2007

                                                             9,986,200

Computers and Peripherals - 2.3%
   5,000,000   Hewlett Packard Co.                           4,997,089
               5.24% due 4/5/2007(2)

Food and Beverage - 2.3%
   5,000,000   Coca-Cola Co.                                 4,994,189
               5.23% due 4/9/2007

Food and Staples Retailing - 2.3%
   5,000,000   Wal-Mart Funding                              4,961,502
               5.23% due 5/24/2007

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
Machinery - 4.6%
$  5,000,000   Dover Corp.                               $   4,998,542
               5.25% due 4/3/2007(2)
   5,186,000   John Deere Capital Corp.                      5,151,210
               5.25% due 5/17/2007

                                                            10,149,752

Pharmaceuticals - 2.3%
   5,000,000   Alcon Capital Corp.                           4,982,533
               5.24% due 4/25/2007

               TOTAL INDUSTRIAL                             50,067,593

               Total Commercial Paper                      114,714,105
               (Cost $114,714,105)

Taxable Municipal Securities - 21.7%
California - 1.9%
$  2,195,000   California Housing Fin. Agency            $   2,195,000
               5.35% due 4/4/2007(1)
   2,000,000   Sacramento Cnty., CA                          2,000,000
               5.35% due 4/4/2007(1)

                                                             4,195,000

Colorado - 3.9%
   8,520,000   Colorado Housing & Fin. Auth.                 8,520,000
               5.35% due 4/4/2007(1)

Connecticut - 1.1%
   2,500,000   Connecticut St. Housing & Fin. Auth.          2,500,000
               5.28% due 4/5/2007(1)

Michigan - 1.6%
   3,450,000   Michigan St. Housing Dev. Auth.               3,450,000
               5.35% due 4/4/2007(1)

New York - 9.9%
  11,940,000   New York City Trans.                         11,940,000
               5.35% due 4/4/2007(1)
   4,650,000   New York St. Dormitory Auth. Rev.             4,650,000
               5.34% due 4/5/2007(1)
   5,000,000   Port Auth. of New York & New Jersey           5,000,857
               5.50% due 8/15/2007

                                                            21,590,857

Utah - 3.3%
   1,390,000   Utah Housing Corp.
               Single Family Ser. D-2 Cl. I                  1,390,000
               5.35% due 4/4/2007(1)
   2,100,000   Utah Housing Corp.
               Single Family Ser. E-2 Cl. I                  2,100,000
               5.35% due 4/4/2007(1)
   2,030,000   Utah St. Housing Fin.
               Agency Ser. F-3 Cl. I                         2,030,000
               5.35% due 4/4/2007(1)

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
$  1,640,000   Utah St. Housing Fin.
               Agency Ser. G-3 Cl. I                     $   1,640,000
               5.35% due 4/4/2007(1)

                                                             7,160,000

               Total Taxable Municipal Securities           47,415,857
               (Cost $47,415,857)

   Shares                                                       Value
------------------------------------------------------- --------------
Other Investments - For Trustee Deferred Compensation Plan (3) - 0.0%
           3   RS Core Equity Fund, Class A              $         122
          12   RS Emerging Growth Fund, Class A                    441
          36   RS Global Natural Resources Fund,
               Class A                                           1,173
          28   RS Growth Fund, Class A                             424
          79   RS Investors Fund, Class A                          938
          24   RS Midcap Opportunities Fund, Class A               354
           7   RS Partners Fund, Class A                           249
          12   RS Smaller Company Growth Fund,
               Class A                                             264
           9   RS Value Fund, Class A                              249

               Total Other Investments - For
               Trustee Deferred Compensation Plan                4,214
               (Cost $4,214)

Total Investments - 99.2%                                  216,274,961
(Cost $216,274,961)
Cash, Receivables, and Other                                 1,650,556
Assets Less Liabilities - 0.8%

Net Assets - 100%                                        $ 217,925,517

(1)  Floating rate note.  The rate shown is the rate in effect at
3/31/2007.  The due date shown is the next reset date.
(2)  Securities exempt from registration under Rule 144A of the Securities
Act of 1933.  These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $39,897,400 representing 18.3% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(3)  Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

ITEM 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c)))
      required by Rule 30a-3(b) under the 1940 Act (17 CFR 270. 30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240. 13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) During the registrant's last fiscal quarter, the registrant implemented certain additional controls with respect to the calculation and presentation of certain performance information.


ITEM 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


		RS Variable Products Trust
(Registrant) --------------------------------




By:    	  /s/ Terry R. Otton
          --------------------------------
         Terry R. Otton, President
         (principal executive officer)


Date:     May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:    		/s/ Terry R. Otton
         ----------------------------------
          Terry R. Otton, President
         (principal executive officer)


Date:     May 24, 2007





By:           /s/ James E. Klescewski
           --------------------------------
           James E. Klescewski, Treasurer
          (principal financial officer)


Date:     May 24, 2007